UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 46.4%
Aerospace/Defense – 0.3%
General Dynamics Corp.
$1,525,000	1.000%		11/15/17	$ 1,504,259

Banks – 23.8%
ABN AMRO Bank NV(a)(b)
3,950,000	1.028		10/28/16	3,984,286
Australia & New Zealand Banking Group Ltd.
3,475,000	0.900		02/12/16	3,494,270
3,525,000	1.250		01/10/17	3,543,896
Bank of America Corp.
3,650,000	6.000		09/01/17	4,124,010
Bank of Montreal(a)
2,325,000	0.481		09/24/15	2,328,213
Bank of Nova Scotia
2,625,000	0.750		10/09/15	2,631,353
Bank of Scotland PLC(b)
100,000	5.250		02/21/17	110,548
Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
1,800,000	1.000		02/26/16	1,803,814
900,000	0.640	(a)	03/10/17	899,771
Barclays Bank PLC(a)
4,350,000	0.806		02/17/17	4,363,585
BPCE SA(a)
1,800,000	1.479		04/25/16	1,827,860
Branch Banking & Trust Co.(a)(c)
3,425,000	0.558		10/28/15	3,428,165
Capital One Bank USA NA(c)
2,075,000	1.150		11/21/16	2,074,589
1,325,000	0.724	(a)	02/13/17	1,328,437
Capital One Financial Corp.
1,775,000	2.125		07/15/14	1,776,211
Citigroup, Inc.
2,030,000	3.953		06/15/16	2,141,383
1,425,000	6.125		11/21/17	1,628,509
Commonwealth Bank of Australia(a)(b)
2,875,000	0.590		03/13/17	2,878,821
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA(a)
3,450,000	0.711		03/18/16	3,469,658
Credit Agricole SA(a)(b)
2,975,000	1.078		10/03/16	2,991,562
Credit Suisse AG
8,075,000	1.625	(b)	03/06/15	8,143,432
3,900,000	0.719	(a)	05/26/17	3,908,923
Fifth Third Bank(a)(c)
3,725,000	0.736		11/18/16	3,740,310
ING Bank NV(b)
1,600,000	2.000		09/25/15	1,625,742
1,875,000	1.375		03/07/16	1,897,224
JPMorgan Chase & Co.(a)
3,925,000	0.858		01/28/19	3,942,623
Macquarie Bank Ltd.(a)(b)
2,600,000	0.670		06/15/16	2,599,480
Mizuho Corporate Bank Ltd.(b)
1,475,000	2.550		03/17/17	1,524,892
1,150,000	1.550		10/17/17	1,148,756
Morgan Stanley & Co.
700,000	4.750		03/22/17	762,187
4,525,000	1.079	(a)	01/24/19	4,555,268
Nordea Bank AB(a)(b)
3,550,000	0.684		05/13/16	3,567,949

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Northern Rock Asset Management PLC(b)
$1,400,000	5.625%		06/22/17	$ 1,571,265
PNC Bank NA(c)
3,050,000	1.150		11/01/16	3,052,787
Royal Bank of Canada
1,775,000	0.850		03/08/16	1,784,585
Sparebank 1 Boligkreditt AS(b)
13,400,000	2.625		05/26/16	13,866,317
Standard Chartered PLC(b)
3,625,000	3.850		04/27/15	3,718,887
Sumitomo Mitsui Banking Corp.(a)
3,400,000	1.178	(b)	07/22/14	3,401,731
1,700,000	0.657		01/10/17	1,703,827
Svenska Handelsbanken AB(a)
2,875,000	0.680		03/21/16	2,888,457
The Huntington National Bank(a)(c)
1,800,000	0.654		04/24/17	1,801,253
UBS AG
1,526,000	3.875		01/15/15	1,555,179
Union Bank NA(a)
2,300,000	0.984		09/26/16	2,323,018
Wells Fargo & Co.
4,125,000	1.250		02/13/15	4,149,082

				130,062,115

Chemicals – 0.6%
Praxair, Inc.
3,125,000	1.050		11/07/17	3,092,929

Consumer Products(a) – 0.4%
Kimberly-Clark Corp.
425,000	0.344		05/15/16	425,812
1,525,000	0.278		05/19/16	1,525,563

				1,951,375

Electric – 1.7%
Alabama Power Co.
450,000	0.550		10/15/15	450,142
Commonwealth Edison Co.(c)
525,000	2.150		01/15/19	528,883
Duke Energy Progress, Inc.(a)
2,300,000	0.430		03/06/17	2,301,246
Electricite de France(a)(b)
3,125,000	0.688		01/20/17	3,137,669
Southern California Edison Co.(a)
1,975,000	0.283		10/01/14	1,974,953
Virginia Electric and Power Co.(c)
900,000	1.200		01/15/18	883,211

				9,276,104

Energy – 2.1%
BP Capital Markets PLC
4,425,000	3.125		10/01/15	4,567,360
Chevron Corp.(c)
1,400,000	1.104		12/05/17	1,391,557
Halliburton Co.
1,925,000	1.000		08/01/16	1,934,580
Statoil ASA(a)
1,200,000	0.514		05/15/18	1,200,523
Total Capital International SA
2,450,000	1.000		08/12/16	2,462,370

				11,556,390

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Finance – 1.9%
Caterpillar Financial Services Corp.
$1,875,000	0.700%	11/06/15	$ 1,879,304
CDP Financial, Inc.(b)
8,600,000	3.000	11/25/14	8,690,076

			10,569,380

Food and Beverage – 3.3%
Anheuser-Busch InBev Worldwide, Inc.
4,125,000	0.800	07/15/15	4,137,433
Cargill, Inc.(b)
1,700,000	1.900	03/01/17	1,731,321
Diageo Capital PLC
2,825,000	0.625	04/29/16	2,820,710
PepsiCo., Inc.
2,800,000	0.700	02/26/16	2,804,194
Starbucks Corp.
3,725,000	0.875	12/05/16	3,705,972
Unilever Capital Corp.
2,775,000	0.850	08/02/17	2,748,629

			17,948,259

Health Care Services – 1.1%
Covidien International Finance SA
2,525,000	2.800	06/15/15	2,577,634
McKesson Corp.
950,000	3.250	03/01/16	983,811
UnitedHealth Group, Inc.
2,725,000	1.400	10/15/17	2,735,981

			6,297,426

Internet – 0.1%
eBay, Inc.
575,000	1.350	07/15/17	577,663

Life Insurance(b) – 1.3%
Metropolitan Life Global Funding I(a)
3,875,000	0.607	04/10/17	3,883,513
Principal Life Global Funding II
3,200,000	1.125	09/18/15	3,219,290

			7,102,803

Media - Non Cable – 1.1%
NBCUniversal Enterprise, Inc.(a)(b)
3,500,000	0.763	04/15/16	3,518,844
The Walt Disney Co.
1,525,000	0.450	12/01/15	1,524,167
Thomson Reuters Corp.
850,000	0.875	05/23/16	849,462

			5,892,473

Metals & Mining – 0.7%
BHP Billiton Finance USA Ltd.(a)
2,050,000	0.484	09/30/16	2,051,906
Rio Tinto Finance USA PLC(c)
1,750,000	2.000	03/22/17	1,791,614

			3,843,520

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Noncaptive - Financial – 1.3%
American Express Credit Corp.
$3,650,000	2.750%	09/15/15	$ 3,742,826
General Electric Capital Corp.
2,875,000	5.625	09/15/17	3,253,014

			6,995,840

Pharmaceuticals – 1.2%
AbbVie, Inc.
1,750,000	1.750	11/06/17	1,757,123
Baxter International, Inc.(a)
1,225,000	0.401	12/11/14	1,225,728
GlaxoSmithKline Capital PLC
1,350,000	0.750	05/08/15	1,355,504
2,225,000	0.700	03/18/16	2,227,318

			6,565,673

Real Estate Investment Trust(c) – 0.5%
Simon Property Group LP
2,475,000	4.200	02/01/15	2,504,796

Retailers – 0.3%
Wal-Mart Stores, Inc.
1,575,000	0.600	04/11/16	1,576,147

Technology – 2.0%
Apple, Inc.(a)
2,625,000	0.273	05/03/16	2,626,039
Cisco Systems, Inc.(a)
2,675,000	0.507	03/03/17	2,685,625
Hewlett-Packard Co.(a)
4,000,000	1.167	01/14/19	4,031,864
Oracle Corp.
1,775,000	1.200	10/15/17	1,766,776

			11,110,304

Transportation – 1.0%
Canadian National Railway Co.(a)
3,250,000	0.423	11/06/15	3,250,887
United Parcel Service, Inc.
2,275,000	1.125	10/01/17	2,272,868

			5,523,755

Wireless Telecommunications – 1.7%
Verizon Communications, Inc.
9,325,000	0.700	11/02/15	9,332,580

TOTAL CORPORATE OBLIGATIONS			$253,283,791

Agency Debenture(d) – 0.3%
FNMA
$1,700,000	0.375%	03/16/15	$ 1,702,905

Asset-Backed Securities – 12.6%
Autos – 3.2%
Ally Master Owner Trust Series 2012-5, Class A
$4,600,000	1.540%	09/15/19	$ 4,603,616
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1
2,900,000	0.740	09/15/16	2,901,901

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Autos – (continued)
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A2(a)
$2,800,000	0.502%	09/15/16	$ 2,801,356
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(a)
4,400,000	0.532	01/15/18	4,412,718
Huntington Auto Trust Series 2012-1, Class A3
1,936,908	0.810	09/15/16	1,940,368
Motor PLC Series 2012-A, Class A1C(b)
533,668	1.286	02/25/20	534,267
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
350,319	0.680	06/15/15	350,449

			17,544,675

Credit Card – 2.3%
Bank of America Credit Card Trust Series 2014-A1, Class A(a)
7,000,000	0.532	06/15/21	7,007,960
Citibank Credit Card Issuance Trust Series 2014-A2, Class A2
5,400,000	1.020	02/22/19	5,396,336

			12,404,296

Home Equity(a) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745	06/25/28	31,040
Centex Home Equity Series 2004-D, Class MV3
137,626	1.150	09/25/34	96,740
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
42,961	2.400	05/25/34	17,568

			145,348

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
35,075	4.350	04/15/40	36,332

Student Loan(a) – 7.1%
Access Group, Inc. Series 2004-1, Class A2
7,070,000	0.443	09/26/33	6,952,984
Brazos Higher Education Authority, Inc. Series 2006-1, Class A3
7,100,000	0.343	12/26/24	6,979,617
College Loan Corp. Trust Series 2004-1, Class A4
600,000	0.419	04/25/24	596,329
Education Funding Capital Trust I Series 2004-1, Class A2
139,286	0.391	12/15/22	138,972
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(b)
3,957,743	0.952	06/25/26	4,000,806
Education Loan Asset-Backed Trust Series 2012-1, Class A1(b)
549,471	0.602	06/25/22	549,722
Educational Services of America, Inc. Series 2010-1, Class A1(b)
4,002,001	1.079	07/25/23	4,028,186
Educational Services of America, Inc. Series 2014-1, Class A(b)
4,357,867	0.852	02/25/39	4,383,469
Northstar Education Finance, Inc. Series 2005-1, Class A1
124,514	0.328	10/28/26	124,442
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
3,500,562	0.852	12/26/31	3,514,787
Scholar Funding Trust Series 2012-B, Class A1(b)
3,575,756	0.550	10/28/25	3,580,152
SLM Student Loan Trust Series 2003-12, Class A5(b)
2,410,351	0.511	09/15/22	2,410,350
SLM Student Loan Trust Series 2007-2, Class A2
1,159,226	0.229	07/25/17	1,157,572
SLM Student Loan Trust Series 2012-6, Class A1
31,062	0.312	02/27/17	31,062

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(a) – (continued)
US Education Loan Trust LLC Series 2006-1, Class A2(b)
$292,807	0.357%	03/01/25	$ 292,503

			38,740,953

TOTAL ASSET-BACKED SECURITIES			$ 68,871,604

Foreign Debt Obligation(b) – 0.2%
Sovereign – 0.2%
Kommunalbanken AS
$1,100,000	1.000%	09/26/17	$ 1,095,809

Government Guarantee Obligations(a)(e) – 4.5%
Achmea Bank NV(b)
$8,200,000	0.573%	11/03/14	$ 8,208,782
FMS Wertmanagement
16,200,000	0.476	06/30/15	16,237,908

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 24,446,690

U.S. Treasury Obligations – 21.5%
United States Treasury Inflation Protected Securities
$620,720	1.625%	01/15/15	$ 630,999
6,453,597	0.500	04/15/15	6,549,369
United States Treasury Notes
24,900,000	0.250	11/30/14	24,917,181
85,000,000	0.125	04/30/15	85,013,599

TOTAL U.S. TREASURY OBLIGATIONS			$117,111,148

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$466,511,947

Short-term Investment(f) – 13.7%
Repurchase Agreement – 13.7%
Joint Repurchase Agreement Account II
$74,900,000	0.102%	07/01/14	$ 74,900,000

TOTAL INVESTMENTS – 99.2%			$541,411,947

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			4,330,713

NET ASSETS – 100.0%			$545,742,660

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $112,514,023, which represents approximately 20.6% of net assets as of June 30, 2014.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

(e)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $24,446,690, which represents approximately 4.5% of net assets as of June 30, 2014.

(f)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	(225)	September 2014	$(49,408,594)	$34,834
5 Year U.S. Treasury Notes	(309)	September 2014	(36,913,430)	71,672

TOTAL				$106,506

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$539,930,568

Gross unrealized gain	1,726,452
Gross unrealized loss	(245,073)

Net unrealized security gain	$1,481,379

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 47.3%
Collateralized Mortgage Obligations – 4.2%
Adjustable Rate Non-Agency(a) – 0.1%
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
$745,268	1.052%	11/25/29	$ 708,604

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
71,141	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
91,061	0.000	08/25/33	—
FNMA STRIPS Series 151, Class 2
4,913	9.500	07/25/22	726
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
29,596	0.123	08/25/33	199
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
8,329	0.320	07/25/33	38

			963

Inverse Floaters(a) – 0.0%
GNMA Series 2001-48, Class SA
22,266	25.994	10/16/31	34,209
GNMA Series 2001-51, Class SA
17,397	31.842	10/16/31	29,136
GNMA Series 2001-51, Class SB
21,832	25.994	10/16/31	35,685
GNMA Series 2002-13, Class SB
77,931	36.859	02/16/32	126,268

			225,298

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
6,434	0.000	10/25/21	6,263

Regular Floater(a) – 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
221,366	0.702	02/25/48	221,814
FHLMC REMIC Series 1760, Class ZB
163,500	1.970	05/15/24	169,365

			391,179

Sequential Fixed Rate – 3.8%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
600,000	2.373	05/25/22	592,432
FHLMC Multifamily Structured Pass-Through Certificates Series KS01, Class A2
3,000,000	2.522	01/25/23	2,965,508
FHLMC REMIC Series 2329, Class ZA
971,676	6.500	06/15/31	1,092,028
FHLMC REMIC Series 4273, Class PD
1,980,560	6.500	11/15/43	2,228,388
FNMA REMIC Series 2001-53, Class GH
35,953	8.000	09/25/16	37,118
FNMA REMIC Series 2011-52, Class GB
1,400,000	5.000	06/25/41	1,545,520
FNMA REMIC Series 2011-99, Class DB
1,225,000	5.000	10/25/41	1,355,351

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2012-111, Class B
$338,137	7.000%	10/25/42	$ 384,390
FNMA REMIC Series 2012-153, Class B
1,164,903	7.000	07/25/42	1,323,787
GNMA Series 2002-42, Class KZ
2,624,111	6.000	06/16/32	2,945,919
NCUA Guaranteed Notes Series 2010-R1, Class 2A
146,992	1.840	10/07/20	147,996
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,581,643

			18,200,080

Sequential Floating Rate(a) – 0.2%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
717,468	0.602	10/07/20	720,691

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 20,253,078

Commercial Mortgage-Backed Securities – 5.8%
Sequential Floating Rate – 5.8%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4(a)
3,332,276	5.889	07/10/44	3,593,333
Citigroup Commercial Mortgage Trust Series 2008-C7, Class A1A(a)
5,387,482	6.255	12/10/49	6,093,786
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class A1A(a)
4,321,300	5.526	01/15/49	4,671,934
LB Commercial Mortgage Trust Series 2007-C3, Class A1A(a)
3,824,617	6.045	07/15/44	4,240,655
ML-CFC Commercial Mortgage Trust Series 2006-4, Class A1A
5,370,473	5.166	12/12/49	5,801,313
Morgan Stanley Capital I Trust Series 2007-T25, Class A1A(a)
2,941,837	5.509	11/12/49	3,212,889

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 27,613,910

Federal Agencies – 37.3%
Adjustable Rate FHLMC(a) – 0.3%
179,094	2.349	11/01/32	189,368
1,365,459	2.375	09/01/33	1,446,648

			1,636,016

Adjustable Rate FNMA(a) – 1.2%
133,665	2.273	11/01/32	141,502
248,627	2.124	12/01/32	261,598
1,435,828	1.790	05/01/33	1,485,855
37,076	2.337	06/01/33	39,230
1,113,007	2.275	10/01/33	1,179,665
1,210,296	2.320	02/01/35	1,278,651
1,069,752	2.141	09/01/35	1,126,798

			5,513,299

Adjustable Rate GNMA(a) – 0.8%
81,215	1.625	06/20/23	82,963
37,597	1.625	07/20/23	38,413
38,919	1.625	08/20/23	39,769
100,752	1.625	09/20/23	102,968
30,124	1.625	03/20/24	30,815
264,267	1.625	04/20/24	270,370
31,854	1.625	05/20/24	32,594
220,996	1.625	06/20/24	226,160
45,372	2.000	06/20/24	46,988

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate GNMA(a) – (continued)
$71,683	1.625%	07/20/24	$ 73,370
75,484	2.000	07/20/24	78,296
132,177	1.625	08/20/24	135,307
68,337	2.000	08/20/24	70,898
64,131	1.625	09/20/24	65,659
81,201	2.000	11/20/24	84,298
31,145	2.000	12/20/24	32,340
46,301	2.500	12/20/24	48,873
53,891	2.000	01/20/25	55,969
28,751	2.000	02/20/25	29,868
100,103	2.000	05/20/25	104,058
81,102	2.000	07/20/25	84,347
39,791	1.625	02/20/26	40,800
1,966	1.625	07/20/26	2,019
52,509	1.625	01/20/27	53,963
53,325	2.000	01/20/27	55,660
39,047	1.625	02/20/27	40,134
283,295	1.625	04/20/27	291,250
32,756	1.625	05/20/27	33,680
33,836	1.625	06/20/27	34,795
12,092	1.625	11/20/27	12,442
279	2.000	11/20/27	291
47,853	1.625	12/20/27	49,243
91,185	1.625	01/20/28	93,845
32,412	1.625	02/20/28	33,361
35,939	1.625	03/20/28	36,996
156,357	1.625	07/20/29	161,028
83,574	1.625	08/20/29	86,189
21,735	1.625	09/20/29	22,418
86,591	1.625	10/20/29	89,320
104,735	1.625	11/20/29	107,989
26,339	1.625	12/20/29	27,173
32,165	1.625	01/20/30	33,189
15,483	1.625	02/20/30	15,957
85,219	1.625	03/20/30	87,943
97,387	1.625	04/20/30	100,521
151,870	1.625	05/20/30	156,743
107,398	2.000	05/20/30	112,867
23,068	1.625	06/20/30	23,813
215,656	2.000	07/20/30	226,725
42,819	2.000	09/20/30	45,030
75,927	1.625	10/20/30	78,303
152,195	1.625	03/20/32	157,421

			4,045,431

FHLMC – 2.6%
93,302	7.500	11/01/14	94,340
472	7.000	02/01/15	473
5,498	8.000	07/01/15	5,599
11,227	7.000	09/01/17	11,856
4,869	7.000	10/01/17	5,156
27,618	5.500	05/01/18	29,455
407,713	5.500	06/01/18	433,030
17,335	4.500	09/01/18	18,368
4,997	10.000	10/01/18	5,020
116,439	5.000	06/01/19	124,184
8,556	10.000	07/01/20	8,665
44,943	10.000	10/01/20	51,971
57,982	6.500	07/01/21	65,336
4,253	6.500	08/01/22	4,793
47,484	9.000	10/01/22	55,693
228,039	4.500	10/01/23	246,863
1,256,490	5.000	08/01/24	1,343,159
182,840	6.500	07/01/28	201,338
1,112,960	4.500	03/01/29	1,208,178

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$4,711	8.000%	07/01/30	$ 5,715
15,387	7.500	12/01/30	16,015
59,188	7.000	04/01/31	67,685
43,979	5.000	08/01/33	48,831
8,439	5.000	09/01/33	9,370
19,695	5.000	10/01/33	21,867
22,447	5.500	09/01/34	25,300
637,681	6.000	10/01/34	725,692
9,626	5.000	11/01/34	10,694
620,657	5.000	12/01/34	689,519
2,121	5.500	03/01/35	2,379
31,285	5.000	07/01/35	34,757
4,221	5.500	07/01/35	4,757
13,022	5.000	11/01/35	14,459
11,815	5.500	11/01/35	13,257
58,797	5.000	12/01/35	65,301
146,464	5.500	01/01/36	164,342
413	5.500	02/01/36	464
7,516	6.000	06/01/36	8,462
157,755	5.000	02/01/37	174,451
10,363	5.000	03/01/38	11,460
226,566	5.500	03/01/38	252,928
92,986	5.500	04/01/38	103,799
15,344	5.500	11/01/38	17,316
22,214	5.500	12/01/38	24,924
1,006,498	7.000	02/01/39	1,146,315
7,027	5.500	03/01/39	7,940
432,136	5.000	07/01/39	478,315
10,007	5.500	10/01/39	11,308
19,502	5.500	03/01/40	22,380
48,325	5.500	06/01/40	53,948
24,973	5.000	08/01/40	27,700
1,954,422	5.500	08/01/40	2,181,827
5,857	4.500	11/01/40	6,345
18,014	5.000	04/01/41	20,025
24,757	5.000	06/01/41	27,521
877,469	5.000	07/01/41	975,450
28,686	3.000	05/01/42	28,321
350,327	3.500	06/01/42	361,357
29,676	3.000	08/01/42	29,298
71,931	3.000	09/01/42	71,016
172,385	3.000	10/01/42	170,191
31,984	3.000	01/01/43	31,577
614,460	3.000	02/01/43	606,636

			12,684,691

FNMA – 26.0%
5,187	7.000	03/01/15	5,223
2,030	8.000	01/01/16	2,087
62,708	8.000	11/01/16	65,031
76,779	5.000	08/01/17	81,518
2,245,708	2.800	03/01/18	2,346,942
1,913,395	3.740	05/01/18	2,065,967
1,690,000	3.840	05/01/18	1,832,510
26,552	4.500	08/01/18	28,180
246,396	5.000	09/01/18	261,271
1,301,790	5.000	10/01/18	1,381,060
4,400,000	4.506	06/01/19	4,837,766
69,134	6.500	08/01/19	77,951
1,154	9.500	08/01/20	1,156
947,674	3.416	10/01/20	1,011,590
13,648	9.500	10/01/20	13,710
629,594	3.615	12/01/20	678,534
2,349,454	4.375	06/01/21	2,607,709
427,002	5.500	02/01/23	477,895

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$724,185	5.500%	08/01/23	$ 810,498
189,764	6.000	11/01/28	215,476
11,745	6.500	11/01/28	12,975
40,115	5.000	02/01/30	44,731
12,127	7.000	11/01/30	12,263
94,840	7.000	07/01/31	107,142
560	6.000	03/01/32	638
2,117	5.500	03/01/33	2,390
8,059	6.000	03/01/33	9,182
6,321,436	5.500	04/01/33	7,176,467
2,334	6.000	05/01/33	2,659
11,855	5.000	07/01/33	13,264
1,527,712	5.500	07/01/33	1,680,329
55,511	5.000	08/01/33	61,876
56,874	5.000	09/01/33	63,340
30,734	5.500	09/01/33	34,713
4,531	5.000	12/01/33	5,046
49,435	5.500	12/01/33	55,817
2,123	6.000	12/01/33	2,405
296,727	5.000	02/01/34	330,463
84,872	5.500	02/01/34	95,846
4,392	5.500	03/01/34	4,959
8,855	5.500	04/01/34	10,013
433,283	5.500	05/01/34	489,238
267	5.500	06/01/34	301
18,220	5.500	08/01/34	20,670
8,182	5.500	09/01/34	9,238
9,457	5.500	10/01/34	10,680
45,719	5.500	11/01/34	51,619
84,974	5.500	12/01/34	95,818
1,624,698	5.000	02/01/35	1,809,413
15,132	5.500	02/01/35	17,084
12,629	5.500	04/01/35	14,240
370,248	6.000	04/01/35	421,839
11,075	5.000	05/01/35	12,385
11,320	5.500	05/01/35	12,723
22,037	5.000	07/01/35	24,542
16,439	5.500	07/01/35	18,519
9,187	5.000	08/01/35	10,254
1,517	5.500	08/01/35	1,717
412	6.000	08/01/35	465
17,343	5.500	09/01/35	19,565
154,582	6.000	10/01/35	174,469
139,367	6.000	11/01/35	157,136
6,934	5.500	12/01/35	7,851
316	5.500	02/01/36	356
75,354	6.000	03/01/36	84,871
9,505	5.500	04/01/36	10,683
142,038	6.000	04/01/36	159,983
72,380	5.500	09/01/36	81,725
1,085	5.500	02/01/37	1,220
32,205	5.500	04/01/37	36,242
1,942	5.500	05/01/37	2,182
683	5.500	06/01/37	767
1,923,752	5.500	08/01/37	2,162,139
562,330	6.000	10/01/37	632,468
573,041	7.500	11/01/37	660,229
375	5.500	12/01/37	421
245,870	6.000	12/01/37	276,542
27,570	5.500	02/01/38	30,986
12,987	5.500	03/01/38	14,592
20,399	6.000	03/01/38	22,944
40,626	5.500	04/01/38	45,690
987,460	6.000	04/01/38	1,110,812
12,984	5.500	05/01/38	14,605
553,202	6.000	05/01/38	622,213

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$3,579	5.500%	06/01/38		$ 4,022
3,896	5.500	07/01/38		4,378
2,946	5.500	08/01/38		3,312
3,048	5.500	09/01/38		3,427
781,597	6.000	09/01/38		879,232
161,051	6.000	11/01/38		181,142
1,131	5.500	12/01/38		1,272
14,519	5.500	02/01/39		16,365
687,308	7.000	03/01/39		782,368
20,864	4.500	05/01/39		22,839
13,811	5.500	06/01/39		15,443
12,114	4.000	08/01/39		12,862
58,483	4.500	08/01/39		64,039
373,236	6.000	09/01/39		419,797
123,856	6.000	10/01/39		139,341
12,401	5.500	11/01/39		13,870
895,475	4.500	12/01/39		980,545
830,975	5.500	12/01/39		933,906
610,136	5.000	07/01/40		678,891
260,143	6.000	07/01/40		292,596
561,142	6.000	10/01/40		631,144
1,605,344	6.000	05/01/41		1,805,609
75,469	6.000	06/01/41		84,884
306,164	5.000	07/01/41		341,363
332,794	4.500	08/01/41		360,821
84,789	4.500	10/01/41		91,850
328,547	5.000	10/01/41		366,319
652,993	5.000	04/01/42		728,065
138,772	3.000	05/01/42		137,469
163,660	3.000	06/01/42		162,124
1,195,117	3.000	08/01/42		1,187,215
1,094,404	3.000	09/01/42		1,087,564
142,472	3.000	10/01/42		141,557
773,708	3.000	11/01/42		768,539
6,762,730	3.000	12/01/42		6,716,213
825,239	2.500	01/01/43		783,472
5,443,814	3.000	01/01/43		5,407,731
2,293,176	3.000	02/01/43		2,277,666
1,052,819	2.500	03/01/43		999,483
1,243,661	3.000	03/01/43		1,234,643
1,755,826	3.000	04/01/43		1,742,879
1,023,997	3.000	05/01/43		1,016,276
183,580	3.000	06/01/43		182,326
1,592,089	3.000	07/01/43		1,581,206
3,000,000	3.000	TBA-30yr	(e)	2,963,906
41,000,000	3.500	TBA-30yr	(e)	42,210,779
4,000,000	4.000	TBA-30yr	(e)	4,239,296
2,000,000	4.500	TBA-30yr	(e)	2,165,937

				124,746,011

GNMA – 6.4%
34	9.000	08/15/16		34
588,113	3.950	07/15/25		619,109
128,525	7.000	12/15/27		144,297
16,476	6.500	08/15/28		18,720
218,459	6.000	01/15/29		251,775
243,664	7.000	10/15/29		274,589
138,803	5.500	11/15/32		158,478
1,482,056	5.500	12/15/32		1,692,135
123,030	5.500	01/15/33		139,980
115,169	5.500	02/15/33		131,036

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$126,934	5.500%	03/15/33		$ 144,422
139,567	5.500	07/15/33		158,797
73,708	5.500	08/15/33		83,863
62,463	5.500	09/15/33		71,069
71,685	5.500	04/15/34		81,411
93,941	5.500	05/15/34		106,687
817,305	5.500	06/15/34		928,199
703,697	5.500	09/15/34		799,177
549,878	5.500	12/15/34		624,487
585,730	5.500	01/15/35		662,752
418,344	5.000	03/15/38		462,407
2,664	5.000	11/15/38		2,944
578,904	5.000	03/15/39		642,176
73,298	2.500	12/20/42		70,924
15,000,000	4.000	TBA-30yr	(e)	16,057,032
5,000,000	4.000		(e)	5,337,695
1,000,000	5.000	TBA-30yr	(e)	1,099,219

				30,763,414

TOTAL FEDERAL AGENCIES				$179,388,862

TOTAL MORTGAGE-BACKED OBLIGATIONS				$227,255,850

Agency Debentures – 9.9%
FFCB
$1,500,000	1.460%	11/19/19		$ 1,451,685
FHLB
1,500,000	1.530	11/21/19		1,464,461
2,200,000	1.875	03/13/20		2,192,501
2,800,000	3.000	09/10/21		2,900,932
3,700,000	2.125	06/09/23		3,531,317
1,900,000	3.250	06/09/23		1,973,541
2,100,000	3.375	09/08/23		2,199,754
300,000	3.375	12/08/23		314,135
FHLMC
5,100,000	5.050	01/26/15		5,241,112
FNMA
2,200,000	0.750	12/19/14		2,206,505
2,600,000	6.250	05/15/29		3,509,613
4,000,000	6.625	11/15/30		5,648,062
New Valley Generation III
2,737,571	4.929	01/15/21		3,080,695
Small Business Administration
21,344	7.500	04/01/17		22,393
46,162	6.300	05/01/18		48,942
25,463	6.300	06/01/18		26,903
Tennessee Valley Authority
6,500,000	3.875	02/15/21		7,159,586
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15		4,368,869

TOTAL AGENCY DEBENTURES				$ 47,341,006

Asset-Backed Securities(a) – 3.6%
Home Equity – 0.0%
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
$78,741	0.872%	10/25/34		$ 78,581

Student Loan – 3.6%
Access Group, Inc. Series 2005-2, Class A3
2,346,396	0.408	11/22/24		2,331,209

Principal Amount	Interest Rate		Maturity Date	Value
Asset-Backed Securities(a) – (continued)
Student Loan – (continued)
Alaska State Student Loan Corp. Series 2013, Class A
$4,830,037	0.652%		08/25/31	$ 4,810,282
College Loan Corp. Trust Series 2004-1, Class A4
950,000	0.419		04/25/24	944,188
Education Funding Capital Trust I Series 2004-1, Class A2
111,429	0.391		12/15/22	111,178
Northstar Education Finance, Inc. Series 2005-1, Class A1
106,726	0.328		10/28/26	106,664
Scholar Funding Trust Series 2013-A, Class A(d)
4,496,096	0.800		01/30/45	4,490,568
SLM Student Loan Trust Series 2008-5, Class A4
3,900,000	1.929		07/25/23	4,075,272
US Education Loan Trust LLC Series 2006-1, Class A2(d)
280,076	0.357		03/01/25	279,786

				17,149,147

TOTAL ASSET-BACKED SECURITIES				$ 17,227,728

Municipal Debt Obligation – 0.5%
New Jersey – 0.5%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%		02/15/29	$ 2,614,220

Government Guarantee Obligations(f) – 1.6%
Hashemite Kingdom of Jordan Government AID Bond
$4,600,000	2.503%		10/30/20	$ 4,605,750
Israel Government AID Bond
1,400,000	5.500		09/18/23	1,709,235
500,000	5.500		12/04/23	611,555
700,000	5.500		04/26/24	857,781

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS				$ 7,784,321

U.S. Treasury Obligations – 45.3%
United States Treasury Bonds
$9,110,000	3.625	%(g)	08/15/43	$ 9,623,622
2,900,000	3.750	(g)	11/15/43	3,132,290
5,500,000	3.625		02/15/44	5,804,975
3,400,000	3.375		05/15/44	3,422,984
United States Treasury Inflation Protected Securities
3,037,228	0.125		01/15/22	3,058,580
3,078,238	0.625		01/15/24	3,191,270
3,091,424	2.500		01/15/29	3,903,881
1,373,099	1.375		02/15/44	1,512,770
United States Treasury Notes
39,900,000	0.375		01/31/16	39,958,258
78,800,000	0.375	(g)	02/15/16	78,894,568
5,400,000	0.750		01/15/17	5,408,856
2,700,000	0.875		04/15/17	2,706,426
5,400,000	0.875		06/15/17	5,401,674
13,800,000	1.500		01/31/19	13,791,858
5,700,000	1.625		03/31/19	5,716,473
2,500,000	1.625		04/30/19	2,504,700
3,800,000	1.625		06/30/19	3,799,848
6,200,000	2.125		01/31/21	6,230,815
11,100,000	2.250		04/30/21	11,209,224
2,800,000	2.125		06/30/21	2,799,356
5,800,000	2.500		05/15/24	5,791,184

TOTAL U.S. TREASURY OBLIGATIONS				$217,863,612

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.1%
Interest Rate Swaptions
Bank of America NA Put - OTC - 30 year Interest Rate Swap Strike Price 3.950%
$1,900,000	3.950%	01/29/16	$ 120,959
Bank of America NA Call - OTC - 30 year Interest Rate Swap Strike Price 3.950%
1,200,000	3.950	01/29/16	38,277
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
10,400,000	4.135	04/17/19	235,757
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
10,400,000	4.135	04/17/19	155,151

TOTAL OPTIONS PURCHASED – 0.1%			$ 550,144

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 6.7%
Repurchase Agreement – 6.7%
Joint Repurchase Agreement Account II
$32,300,000	0.102%	07/01/14	$ 32,300,000

TOTAL INVESTMENTS – 115.0%			$552,936,881

LIABILITIES IN EXCESS OF OTHER ASSETS – (15.0)%			(72,178,291)

NET ASSETS – 100.0%			$480,758,590

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $4,992,168, which represents approximately 1.0% of net assets as of June 30, 2014.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $74,073,864 which represents approximately 15.4% of net assets as of June 30, 2014.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $7,784,321, which represents approximately 1.6% of net assets as of June 30, 2014.

(g)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(161)	September 2016	$(39,559,713)	$(68,810)
Eurodollars	(316)	December 2016	(77,439,750)	(209,911)
Eurodollars	(201)	March 2017	(49,152,038)	(70,696)
Eurodollars	(171)	June 2017	(41,730,413)	(37,860)
Ultra Long U.S. Treasury Bonds	(33)	September 2014	(4,947,937)	(54,108)
20 Year U.S. Treasury Bonds	53	September 2014	7,270,938	12,066
2 Year U.S. Treasury Notes	2	September 2014	439,188	468
5 Year U.S. Treasury Notes	49	September 2014	5,853,586	6,197
10 Year U.S. Treasury Notes	(285)	September 2014	(35,673,984)	(204,045)

TOTAL				$(626,699)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$4,700	02/01/17	3 month LIBOR	1.625%	$(1,131)	$(7,676)
	13,700	01/30/24	4.252%	3 month LIBOR	55,232	328,734
	6,500	09/17/29	3 month LIBOR	3.750	(470,123)	(83,569)
	4,500	01/30/39	3 month LIBOR	4.370	(41,212)	(278,681)

TOTAL					$(457,234)	$(41,192)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$544,009,188

Gross unrealized gain	10,895,036
Gross unrealized loss	(1,967,343)

Net unrealized security gain	$8,927,693

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.2%
Banks – 0.2%
DnB Boligkreditt AS
$800,000	1.450%	03/21/18	$ 796,248

Mortgage-Backed Obligations – 38.8%
Collateralized Mortgage Obligations – 26.2%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$456	1,004.961%	12/25/20	$ 5,885

Regular Floater(c) – 16.6%
Collateralized Mortgage Securities Corp. Series N, Class 2
22,382	0.827	08/25/17	22,418
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
664,097	0.702	02/25/48	665,442
FHLMC REMIC Series 1826, Class F
46,836	0.552	09/15/21	46,887
FHLMC REMIC Series 3208, Class FD
491,897	0.552	08/15/36	493,179
FHLMC REMIC Series 3208, Class FE
4,918,972	0.552	08/15/36	4,931,788
FHLMC REMIC Series 3208, Class FG
2,796,047	0.552	08/15/36	2,803,332
FHLMC REMIC Series 3371, Class FA
959,555	0.752	09/15/37	970,296
FHLMC REMIC Series 3374, Class FT
1,003,284	0.452	04/15/37	1,001,700
FHLMC REMIC Series 3471, Class FB
4,393,894	1.152	08/15/35	4,487,264
FHLMC REMIC Series 3545, Class FA
1,539,089	1.002	06/15/39	1,561,444
FHLMC REMIC Series 3588, Class CW
3,599,638	2.535	10/15/37	3,779,771
FHLMC REMIC Series 4039, Class FA
6,049,164	0.652	05/15/42	6,102,718
FHLMC STRIPS Series 237, Class F23
856,101	0.552	05/15/36	859,190
FNMA REMIC Series 1990-145, Class A
185,439	1.102	12/25/20	187,061
FNMA REMIC Series 06-72, Class XF
1,668,141	0.652	08/25/36	1,675,887
FNMA REMIC Series 09-75, Class MF
2,400,338	1.302	09/25/39	2,442,222
FNMA REMIC Series 1997-20, Class F
385,081	0.630	03/25/27	379,593
FNMA REMIC Series 1998-66, Class FC
106,175	0.654	11/17/28	106,966
FNMA REMIC Series 2007-33, Class HF
116,876	0.502	04/25/37	117,422
FNMA REMIC Series 2007-92, Class OF
896,890	0.722	09/25/37	901,005
FNMA REMIC Series 2008-22, Class FD
1,604,002	0.992	04/25/48	1,623,014
FNMA REMIC Series 2010-123, Class FL
6,030,500	0.582	11/25/40	6,041,335
FNMA REMIC Series 2011-110, Class FE
6,013,609	0.552	04/25/41	6,024,631
FNMA REMIC Series 2012-56, Class FG
4,980,133	0.652	03/25/39	5,011,303

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
GNMA REMIC Series 2010-53, Class FC
$2,036,741	0.973%	04/20/40	$ 2,074,057
GNMA REMIC Series 2012-12, Class HF
2,403,230	0.553	01/20/42	2,415,721
NCUA Guaranteed Notes Series 2010-A1, Class A
519,744	0.501	12/07/20	520,748
NCUA Guaranteed Notes Series 2011-R1, Class 1A
876,504	0.603	01/08/20	880,408
NCUA Guaranteed Notes Series 2011-R2, Class 1A
2,553,667	0.553	02/06/20	2,561,148
NCUA Guaranteed Notes Series 2011-R3, Class 1A
2,471,200	0.552	03/11/20	2,477,957
NCUA Guaranteed Notes Series 2011-R4, Class 1A
2,912,301	0.536	03/06/20	2,916,738
NCUA Guaranteed Notes Series 2011-R5, Class 1A
2,268,484	0.532	04/06/20	2,272,206

			68,354,851

Sequential Fixed Rate – 0.5%
FHLMC REMIC Series 4248, Class LM
1,701,215	6.500	05/15/41	1,969,227
NCUA Guaranteed Notes Series 2010-R1, Class 2A
91,870	1.840	10/07/20	92,498

			2,061,725

Sequential Floating Rate(c) – 9.1%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1
9,413,844	0.532	07/25/20	9,448,409
FHLMC Multifamily Structured Pass Through Certificates, Series KF03, Class A
6,792,358	0.492	01/25/21	6,814,643
FHLMC Multifamily Structured Pass Through Certificates, Series KS02, Class A
7,991,905	0.532	08/25/23	7,995,863
FNMA ACES Series 2013-M11, Class FA
2,799,012	0.482	01/25/18	2,803,258
FNMA ACES Series 2014-M5, Class FA
2,283,532	0.502	01/25/17	2,287,205
Granite Master Issuer PLC Series 2006-3, Class A4
6,419,576	0.233	12/20/54	6,374,832
Granite Master Issuer PLC Series 2007-1, Class 2A1
348,180	0.293	12/20/54	346,080
Granite Master Issuer PLC Series 2007-1, Class 3A1
348,180	0.353	12/20/54	346,406
Leek Finance PLC Series 2017A, Class A2B(a)
397,920	0.510	12/21/37	415,551
Leek Finance PLC Series 2018X, Class A2B
450,324	0.494	09/21/38	467,769

			37,300,016

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$107,722,477

Commercial Mortgage-Backed Securities(a)(c) – 3.3%
Sequential Floating Rate – 3.3%
Boca Hotel Portfolio Trust Series 2013-BOCA, Class A
1,321,716	1.302	08/15/26	1,322,738
Commercial Mortgage Pass Through Certificates Series 2014-KYO, Class A
4,700,000	1.054	06/11/27	4,703,672
Extended Stay America Trust Series 2013-ESFL, Class A2FL
1,400,000	0.851	12/05/31	1,399,223

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-JWRZ, Class A
$900,000	0.932%	04/15/30	$ 900,408
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-FBLU, Class A
5,300,000	1.102	12/15/28	5,299,999

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 13,626,040

Federal Agencies – 9.3%
Adjustable Rate FHLMC(c) – 3.1%
24,596	2.034	08/01/16	24,729
33,352	2.937	08/01/18	34,136
20,847	2.723	11/01/18	21,201
144,773	2.843	11/01/18	146,688
6,176	2.470	02/01/19	6,283
25,149	2.022	03/01/19	25,421
16,044	2.915	03/01/19	16,407
24,586	2.384	06/01/19	24,985
8,267	2.395	07/01/19	8,414
499,650	2.915	11/01/19	511,615
327,062	6.876	11/01/19	350,365
24,673	2.805	01/01/20	25,019
44,744	2.018	05/01/21	45,423
14,979	2.027	10/01/26	15,129
561,607	3.392	08/01/28	594,770
241,653	2.387	05/01/29	250,903
24,898	4.172	06/01/29	27,006
46,761	2.033	04/01/30	47,889
39,570	4.330	06/01/30	42,921
142,671	2.427	12/01/30	146,462
39,578	2.470	02/01/31	41,545
9,050	2.280	06/01/31	9,493
2,163,206	2.610	05/01/34	2,300,917
2,160,149	2.497	05/01/35	2,294,702
254,807	3.376	05/01/35	263,845
5,206,714	2.406	01/01/38	5,604,090

			12,880,358

Adjustable Rate FNMA(c) – 3.8%
63,257	6.750	04/01/17	66,340
20,314	4.258	08/01/17	21,081
62,672	2.742	09/01/17	65,325
9,725	2.750	09/01/17	10,056
9,475	2.000	12/01/17	9,575
2,390	4.875	12/01/17	2,518
73,587	2.178	03/01/18	74,411
35,401	2.746	03/01/18	36,449
388,961	2.231	07/01/18	393,448
7,708	1.736	10/01/18	7,729
18,246	2.002	10/01/18	18,478
49,346	2.720	10/01/18	51,309
41,707	2.739	10/01/18	43,198
62,901	2.101	01/01/19	63,698
198,011	4.006	04/01/19	207,543
11,251	5.995	04/01/19	11,931
109,412	1.959	05/01/19	114,126
340,815	2.063	05/01/19	345,607
48,081	6.145	07/01/19	51,253
145,807	4.292	08/01/19	153,630
159,639	5.840	05/01/20	169,693
200,349	2.121	06/01/20	203,113
13,780	6.670	02/01/22	14,762

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(c) – (continued)
$51,382	2.480%	05/20/22	$ 56,697
192,463	2.057	02/01/23	196,625
263,646	2.129	01/01/24	270,638
319,119	2.175	03/01/24	327,926
240,669	2.059	06/20/24	269,830
10,563	3.362	08/01/24	10,825
66,940	5.082	01/01/25	71,710
17,951	3.561	06/01/27	18,874
11,763	4.250	12/01/27	12,759
22,758	4.502	01/01/28	24,685
15,819	2.094	06/01/29	16,222
14,387	2.143	06/01/29	14,731
2,056,104	2.392	07/01/33	2,175,286
605,470	2.485	11/01/34	648,252
11,552	3.787	05/01/36	12,363
2,898,354	2.532	03/01/37	3,104,862
584,520	2.450	09/01/37	590,132
5,054,917	2.288	12/01/37	5,354,017
95,578	1.524	06/01/40	97,951
9,731	1.324	02/01/41	9,921

			15,419,579

Adjustable Rate GNMA(c) – 0.6%
1,617,620	1.625	04/20/33	1,675,096
312,196	1.625	05/20/33	324,922
615,171	1.625	08/20/34	637,572

			2,637,590

FHLMC – 0.3%
83,784	8.000	12/01/15	85,639
183,757	5.500	01/01/20	197,394
122,216	7.000	04/01/21	132,719
58,575	7.000	08/01/21	65,512
202,118	7.000	05/01/22	222,464
607,743	7.000	06/01/22	667,668
4,546	4.500	05/01/23	4,891

			1,376,287

FNMA – 1.5%
22,860	8.000	01/01/16	23,217
29,058	7.000	05/01/17	29,598
29,431	5.500	03/01/18	31,285
72,804	5.500	04/01/18	77,037
5,951	5.000	09/01/19	6,324
1,807	5.000	11/01/19	1,916
10,591	5.000	01/01/20	11,237
58,351	7.000	07/01/21	64,404
113,857	7.000	11/01/21	127,423
53,248	7.000	12/01/21	55,120
141,665	7.000	01/01/22	151,383
27,257	7.000	02/01/22	30,368
105,153	7.000	01/01/28	117,388
70,883	6.500	04/01/33	81,412
65,379	6.000	05/01/38	73,535
80,526	6.000	11/01/38	90,571
186,617	6.000	09/01/39	209,898
61,928	6.000	10/01/39	69,671
46,260	6.000	10/01/40	52,031
66,946	6.000	05/01/41	75,297
342,362	3.000	08/01/42	340,110
294,994	3.000	09/01/42	293,162
132,632	3.000	11/01/42	131,736
1,835,303	3.000	12/01/42	1,822,631

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$1,324,056	3.000%	01/01/43	$ 1,315,153
411,706	3.000	02/01/43	408,912
104,948	3.000	03/01/43	104,264
249,126	3.000	04/01/43	247,317

			6,042,400

GNMA – 0.0%
46,428	7.000	04/15/26	53,216

TOTAL FEDERAL AGENCIES			$ 38,409,430

TOTAL MORTGAGE-BACKED OBLIGATIONS			$159,757,947

Agency Debenture(c) – 9.7%
FHLB
$40,000,000	0.096%	02/03/15	$ 39,998,400

Asset-Backed Securities – 31.8%
Auto(c) – 1.3%
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A2
$3,000,000	0.502%	09/15/16	$ 3,001,453
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2
2,500,000	0.532	01/15/18	2,507,226

			5,508,679

Collateralized Loan Obligations(c) – 9.2%
ACIS CLO Ltd. Series 2013-1A, Class A1(a)
1,150,000	1.098	04/18/24	1,120,457
ACIS CLO Ltd. Series 2013-2A, Class A(a)
2,400,000	0.727	10/14/22	2,349,490
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)
299,900	0.501	06/20/17	299,320
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)
1,472,533	0.477	04/29/19	1,445,885
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)
2,260,129	0.495	02/01/22	2,232,072
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)
1,895,097	0.495	02/01/22	1,871,571
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)
700,000	0.979	11/21/22	688,536
Crown Point CLO Ltd. Series 2013-2A, Class A1L
2,850,000	1.197	12/14/23	2,791,358
ECP CLO Ltd. Series 2008-1A, Class A1(a)
2,300,000	1.082	03/17/22	2,282,531
Gleneagles CLO Ltd. Series 2005-1A, Class A1(a)
994,238	0.500	11/01/17	991,897
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(a)
688,352	0.923	10/18/21	687,152
Greywolf CLO Ltd. Series 2007-1A, Class A(a)
464,333	0.471	02/18/21	459,409
ICG US CLO Ltd. Series 2014-1A, Class A1(a)
2,100,000	1.386	04/20/26	2,053,733
KKR Financial CLO Ltd. Series 2005-1A, Class A1(a)
90,577	0.498	04/26/17	90,545
Liberty CLO Ltd. Series 2005-1A, Class A1C(a)
663,612	0.475	11/01/17	662,427
Liberty CLO Ltd. Series 2005-1A, Class A2(a)
4,000,000	0.600	11/01/17	3,973,032
OCP CLO Ltd. Series 2012-2A, Class A1(a)
1,050,000	1.048	11/22/23	1,028,710
OCP CLO Ltd. Series 2014-5A, Class A1(a)
2,350,000	1.236	04/26/26	2,288,872

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(c) – (continued)
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(a)
$1,000,000	1.156%	04/17/25	$ 987,515
OFSI Fund VI Ltd. Series 2014-6A, Class A1(a)
2,250,000	1.393	03/20/25	2,199,325
OZLM Funding III Ltd. Series 2013-3A, Class A1(a)
2,000,000	1.558	01/22/25	1,990,406
Symphony CLO XI Ltd. Series 2013-11A, Class A(a)
2,000,000	1.526	01/17/25	1,994,590
Westchester CLO Ltd. Series 2007-1X, Class A1A
1,605,062	0.450	08/01/22	1,586,302
Zais CLO 1 Ltd. Series 2014-1A, Class A1(a)
1,700,000	1.634	04/15/26	1,688,535

			37,763,670

Credit Card(c) – 2.4%
Bank of America Credit Card Trust Series 2014-A1, Class A
5,650,000	0.532	06/15/21	5,656,425
Chase Issuance Trust Series 2013-A2, Class A2
4,200,000	0.252	02/15/17	4,200,480

			9,856,905

Home Equity(a) – 3.0%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T5, Class AT5
3,600,000	1.979	08/15/46	3,616,391
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1
6,400,000	1.244	01/17/45	6,413,178
New Residential Advance Receivables Trust Advance Receivables Backed Series 2014-T1, Class A1
2,350,000	1.274	03/15/45	2,352,585

			12,382,154

Student Loan(c) – 15.9%
Academic Loan Funding Trust Series 2013-1, Class A(a)
5,839,027	0.952	12/26/44	5,847,916
Access Group, Inc. Series 2005-2, Class A3
2,416,438	0.408	11/22/24	2,400,798
Access Group, Inc. Series 2013-1, Class A(a)
2,509,131	0.652	02/25/36	2,499,204
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
3,312,829	0.952	02/25/41	3,338,040
Alaska State Student Loan Corp. Series 2013, Class A
3,741,578	0.652	08/25/31	3,726,275
Bank of America Student Loan Trust Series 2010-1A, Class A(a)
3,540,869	1.029	02/25/43	3,586,999
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
448,196	0.393	06/27/22	447,926
College Loan Corp. Trust Series 2004-1, Class A4
500,000	0.419	04/25/24	496,941
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A2
22,550	0.324	12/28/21	22,541
Education Funding Capital Trust I Series 2004-1, Class A2
557,144	0.391	12/15/22	555,889
Education Loan Asset-Backed Trust I Series 2013-1, Class A1(a)
2,077,815	0.952	06/25/26	2,100,423
Education Loan Asset-Backed Trust Series 2012-1, Class A1(a)
274,735	0.602	06/25/22	274,861
Educational Services of America, Inc. Series 2010-1, Class A1(a)
2,489,724	1.079	07/25/23	2,506,014
Educational Services of America, Inc. Series 2012-1, Class A1(a)
4,787,995	1.302	09/25/40	4,901,466
Educational Services of America, Inc. Series 2014-1, Class A(a)
3,186,397	0.852	02/25/39	3,205,117

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Student Loan(c) – (continued)
GCO Education Loan Funding Trust Series 2005-2, Class A6L
$1,459,861	0.377%	05/27/24	$ 1,411,996
GCO Education Loan Funding Trust Series 2006-1, Class A8L
2,924,410	0.357	05/25/25	2,815,962
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
374,980	1.177	02/25/42	378,531
Nelnet Student Loan Trust Series 2008-3, Class A4
4,500,000	1.877	11/25/24	4,664,297
Northstar Education Finance, Inc. Series 2005-1, Class A1
337,966	0.328	10/28/26	337,770
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
1,528,981	0.852	12/26/31	1,535,194
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
314,357	0.829	04/25/19	314,690
Rhode Island Student Loan Authority Series 2012-1, Class A1
4,130,748	1.051	07/01/31	4,179,440
Scholar Funding Trust Series 2012-B, Class A1(a)
145,455	0.550	10/28/25	145,633
SLC Student Loan Trust Series 2010-1, Class A
1,461,387	1.102	11/25/42	1,482,772
SLM Student Loan Trust Series 2003-12, Class A5(a)
1,740,809	0.511	09/15/22	1,740,808
SLM Student Loan Trust Series 2005-9, Class A6
3,100,000	0.779	10/26/26	3,102,547
SLM Student Loan Trust Series 2006-7, Class A4
124,213	0.299	04/25/22	124,141
SLM Student Loan Trust Series 2006-8, Class A4
279,435	0.309	10/25/21	278,777
SLM Student Loan Trust Series 2008-5, Class A4
1,250,000	1.929	07/25/23	1,306,177
SLM Student Loan Trust Series 2012-3, Class A
1,893,439	0.802	12/26/25	1,904,609
SLM Student Loan Trust Series 2012-6, Class A2
750,000	0.432	09/25/19	749,543
South Carolina Student Loan Corp. Series 2006-1, Class A1
633,352	0.317	12/02/19	630,362
US Education Loan Trust LLC Series 2006-1, Class A2(a)
2,660,720	0.357	03/01/25	2,657,962

			65,671,621

TOTAL ASSET-BACKED SECURITIES			$131,183,029

Government Guarantee Obligations – 5.3%
FMS Wertmanagement(c)(d)
$17,800,000	0.476%	06/30/15	$ 17,841,652
Hashemite Kingdom of Jordan Government AID Bond(e)
4,000,000	2.503	10/30/20	4,005,000

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 21,846,652

U.S. Treasury Obligations – 5.6%
United States Treasury Bonds
$500,000	3.125%	11/15/41	$ 484,660
3,500,000	3.750 (f)	11/15/43	3,780,350
United States Treasury Inflation Protected Securities
496,576	1.625	01/15/15	504,799
4,922,235	0.500	04/15/15	4,995,281
358,296	2.000	01/15/16	377,891
2,275,623	1.125	01/15/21	2,466,571
3,979,816	0.125	01/15/22	4,007,794
2,641,392	0.625	01/15/24	2,738,384
United States Treasury Notes
3,900,000	2.125	01/31/21	3,919,384

TOTAL U.S. TREASURY OBLIGATIONS			$ 23,275,114

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.6%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$4,000,000	3.590%	03/22/16	$ 94,704
Bank of America NA Put - OTC - 30 year Interest Rate Swap Strike Price 3.950%
1,400,000	3.950	01/29/16	153,948
Bank of America NA Call - OTC - 30 year Interest Rate Swap Strike Price 3.950%
1,400,000	3.950	01/29/16	48,716
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
3,600,000	4.070	03/29/16	46,821
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
2,000,000	3.570	02/22/16	45,020
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
2,100,000	3.625	02/22/16	44,036
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
8,600,000	1.950	10/26/15	39,766
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
8,600,000	2.030	10/26/15	35,947
Deutsche Bank Securities, Inc. Put - OTC - 5 year Interest Rate Swap Strike Price 2.980%
4,600,000	2.980	03/04/16	129,353
Deutsche Bank Securities, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 2.980%
4,600,000	2.980	03/04/16	67,300
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.503%
3,000,000	3.503	07/02/15	165,351
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.503%
3,000,000	3.503	07/02/15	32,078
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.113%
11,600,000	4.113	04/16/19	232,492
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.113%
11,600,000	4.113	04/16/19	157,292
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
3,300,000	4.135	04/17/19	214,324
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
3,300,000	4.135	04/17/19	141,047
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
8,400,000	1.855	11/02/15	45,441
Morgan Stanley Capital Services, Inc. Put - OTC - 5 year Interest Rate Swap Strike Price 3.050%
5,000,000	3.050	03/07/16	151,349

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
Morgan Stanley Capital Services, Inc. Call - OTC - 5 year Interest Rate Swap Strike Price 3.050%
$5,000,000	3.050%	03/07/16	$ 67,848
Morgan Stanley Capital Services, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.640%
5,300,000	3.640	03/04/16	299,135
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.640%
5,300,000	3.640	03/04/16	112,842
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
3,300,000	3.652	02/22/16	66,814

TOTAL OPTIONS PURCHASED – 0.6%			$ 2,391,624

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$379,249,014

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(g) – 8.3%
Repurchase Agreement – 8.3%
Joint Repurchase Agreement Account II
$34,100,000	0.102%	07/01/14	$ 34,100,000

TOTAL INVESTMENTS – 100.3%			$413,349,014

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%			(1,070,998)

NET ASSETS – 100.0%			$412,278,016

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $92,273,042, which represents approximately 22.4% of net assets as of June 30, 2014.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(d)	Guaranteed by a foreign government until maturity. Total market value of this security amounts to $17,841,652, which represents approximately 4.3% of net assets as of June 30, 2014.

(e)	Guaranteed by the United States Government until maturity. Total market value for this security amounts to $4,005,000, which represents approximately 1.0% of net assets as of June 30, 2014.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
CLO	— Collateralized Loan Obligation
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $3,903,750)	3.000%	TBA-30yr	07/14/14	$(4,000,000)	$(3,951,875)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(10)	September 2014	$(1,499,375)	$117
2 Year U.S. Treasury Notes	(241)	September 2014	(52,922,094)	33,228
5 Year U.S. Treasury Notes	(569)	September 2014	(67,973,274)	96,002
10 Year U.S. Treasury Notes	413	September 2014	51,695,984	18,654
20 Year U.S. Treasury Bonds	(89)	September 2014	(12,209,687)	(50,936)

TOTAL				$97,065

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(b)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$11,300	09/17/16	3 month LIBOR	1.000%	$(55,133)	$(10,532)
	8,000	02/01/17	3 month LIBOR	1.625	1,424	(16,413)
	3,900	10/28/17	1.450%	3 month LIBOR	(47,820)	33,001
	15,900	09/17/19	3 month LIBOR	2.250	(241,881)	(88,850)
	13,100	09/17/21	3 month LIBOR	2.750	(297,334)	(117,069)
	23,300	01/30/24	4.252	3 month LIBOR	112,483	540,539
	2,800	09/17/24	3 month LIBOR	3.250	(113,604)	(27,287)
	4,800	09/17/29	3 month LIBOR	3.750	(349,647)	(59,234)
	7,700	01/30/39	3 month LIBOR	4.370	(90,485)	(456,889)

TOTAL					$(1,081,997)	$(202,734)

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$412,653,337

Gross unrealized gain	2,540,734
Gross unrealized loss	(1,845,057)

Net unrealized security gain	$695,677

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 99.2%
United States Treasury Bonds
$200,000	3.375%	05/15/44	$ 201,352
United States Treasury Inflation Protected Securities
8,718,536	2.000	01/15/16	9,195,353
7,947,008	0.125	04/15/16	8,159,352
12,732,530	0.125	04/15/17	13,176,131
9,331,686	0.125	04/15/18	9,643,738
26,198,941	1.375	01/15/20	28,745,216
26,928,206	1.125 (a)	01/15/21	29,187,751
1,930,248	0.625	01/15/24	2,001,127
25,283,432	2.500	01/15/29	31,928,171
15,354,220	2.125	02/15/40	19,545,461
915,399	1.375	02/15/44	1,008,513
United States Treasury Notes
400,000	2.125	06/30/21	399,908
United States Treasury Principal-Only STRIPS(b)
4,600,000	0.000	11/15/43	1,653,838

TOTAL U.S. TREASURY OBLIGATIONS			$154,845,911

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.2%
Interest Rate Swaptions
Bank of America NA Put - OTC - 30 year Interest Rate Swap Strike Price 3.950%
$1,300,000	3.950%	01/29/16	$ 142,952
Bank of America NA Call - OTC - 30 year Interest Rate Swap Strike Price 3.950%
1,300,000	3.950	01/29/16	45,236
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
2,400,000	3.625	02/22/16	50,327
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
4,400,000	2.030	10/26/15	18,392
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
5,100,000	1.855	11/02/15	27,589

TOTAL OPTIONS PURCHASED – 0.2%			$ 284,496

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$155,130,407

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 0.3%
Repurchase Agreement – 0.3%
Joint Repurchase Agreement Account II
$500,000	0.102%	07/01/14	$ 500,000

TOTAL INVESTMENTS – 99.7%			$155,630,407

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			516,203

NET ASSETS – 100.0%			$156,146,610

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(c)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(25)	September 2016	$(6,142,812)	$(10,313)
Eurodollars	(49)	December 2016	(12,008,063)	(32,669)
Eurodollars	(61)	March 2017	(14,916,788)	(23,769)
Eurodollars	(57)	June 2017	(13,910,138)	(25,550)
Ultra Long U.S. Treasury Bonds	(76)	September 2014	(11,395,250)	(19,092)
2 Year U.S. Treasury Notes	(11)	September 2014	(2,415,531)	1,701
5 Year U.S. Treasury Notes	(299)	September 2014	(35,718,820)	28,265
10 Year U.S. Treasury Notes	389	September 2014	48,691,859	(20,159)
20 Year U.S. Treasury Bonds	(67)	September 2014	(9,191,562)	(114,066)

TOTAL				$(215,652)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$7,300	02/01/17	3 month LIBOR	1.625%	$810	$(14,488)
	600	09/17/19	3 month LIBOR	2.250	(9,340)	(3,140)
	600	09/17/21	3 month LIBOR	2.750	(13,915)	(5,065)
	21,000	01/30/24	4.252%	3 month LIBOR	106,405	482,156
	100	09/17/29	3 month LIBOR	3.750	(7,240)	(1,279)
	6,900	01/30/39	3 month LIBOR	4.370	(86,273)	(404,231)

TOTAL					$(9,553)	$53,953

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$155,714,551

Gross unrealized gain	3,541,140
Gross unrealized loss	(3,625,284)

Net unrealized security loss	$(84,144)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS LIMITED MATURITY OBLIGATION FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 16.1%
Banks – 16.1%
Commonwealth Bank of Australia(b)
$400,000	0.731%	09/20/16	$ 402,392
Royal Bank of Canada
400,000	0.691	09/09/16	402,191
Svenska Handelsbanken AB
400,000	0.700	09/23/16	402,309
The Toronto-Dominion Bank
400,000	0.691	09/09/16	402,191

TOTAL CORPORATE OBLIGATIONS			$ 1,609,083

Municipal Debt Obligations – 39.1%
California – 5.0%
California State GO Bonds (Various Purposes) Series 2009
$200,000	5.450%	04/01/15	$ 207,500
California State GO Bonds Series 2007
190,000	5.100	08/01/14	190,760
Metropolitan Water District Southern California RB (Refunding - Sifma Index) Series 2012 B-2(a)
100,000	0.410	07/01/27	100,050

			498,310

Colorado – 1.1%
University of Colorado Enterprise RB Build America Subseries 2010 A-2
105,000	2.672	06/01/16	107,881

Connecticut – 1.0%
Connecticut State GO Bonds Series 2008 A
100,000	4.400	03/15/15	102,872

Illinois – 4.7%
Illinois State GO Bonds Build America Series 2010
405,000	4.550	07/01/14	405,000
Illinois State GO Bonds Series 2010
60,000	4.421	01/01/15	61,133

			466,133

Maryland – 4.0%
Frederick County Maryland GO Bonds Public Facilities Series 2012 B
300,000	1.000	08/01/14	300,177
Maryland State Certificate of Particatipation Series 2011 A
100,000	2.519	09/01/14	100,375

			400,552

Massachusetts(a) – 0.5%
Commonwealth of Massachusetts State GO Bonds Refunding (Sifma Index) Series 2013 A
50,000	0.350	02/01/16	50,086

Michigan – 2.0%
University of Michigan RB Build America Bonds Series 2010
200,000	1.754	04/01/15	201,786

New York – 9.8%
New York City Transitional Finance Authority RB Build America Bonds Series 2010
100,000	3.062	05/01/15	101,778

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B(a)
$300,000	0.601%	11/01/15	$ 300,645
Port Authority of New York & New Jersey RB Series 2008
145,000	4.350	09/15/14	146,195
Puttable Floating Option Taxable Notes RB Series 2013 TNP-1006(a)(b)
430,000	0.000	11/01/39	430,000

			978,618

North Carolina – 2.0%
University of North Carolina at Chapel Hill RB Build America Bonds Series 2010
200,000	2.453	02/01/15	201,844

Pennsylvania – 3.5%
Commonwealth of Pennsylvania Financing Authority Build America RB Series 2009
190,000	4.180	06/01/15	196,363
Pennsylvania Turnpike Commission RB Series 2013 B(a)
150,000	0.460	12/01/15	150,239

			346,602

South Carolina(a) – 4.0%
South Carolina State Public Service Authority RB (Taxable Libor Index Bonds) Series 2013 D
400,000	1.251	06/01/16	402,312

Texas – 0.5%
Texas State GO Bond (Water Financial Assistance Economically Distressed) Series 2012 D
55,000	0.366	08/01/14	55,008

Wisconsin – 1.0%
Milwaukee County Airport RB Refunding (AMT) Series 2009 B
100,000	4.000	12/01/14	101,227

TOTAL MUNICIPAL DEBT OBLIGATIONS			$ 3,913,231

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 5,522,314

Short-term Investments – 44.7%
Certificate of Deposit – 11.0%
Agricultural Bank China
$400,000	0.800%	10/01/14	$ 400,000
Aspen Funding Corp.
250,000	0.335	08/29/14	249,865
HSBC Americas, Inc.
200,000	0.250	08/28/14	199,922
Newport Funding Corp.
250,000	0.335	08/29/14	249,865

			1,099,652

GOLDMAN SACHS LIMITED MATURITY OBLIGATION FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – (continued)
Repurchase Agreement – 33.7%
Citigroup Global Markets, Inc.
$490,000	1.135%	09/23/14	$ 490,000
Maturity Value: $492,889
Settlement Date: 3/20/14
Collateralized by various mortgage-backed security issuers, 0.000% to 8.836%, due 03/16/20 to 01/15/49. The aggregate market value of the collateral, including accrued interest, was $578,863.
Joint Repurchase Agreement Account II(c)
2,400,000	0.102	07/01/14	2,400,000

Royal Bank of Scotland
490,000	1.152	09/23/14	490,000
Maturity Value: $492,932
Settlement Date: 3/20/14
Collateralized by Federal Home Loan Bank, 0.070%, due 11/14/14. The aggregate market value of the collateral, including accrued interest, was $499,985.

			3,380,000

TOTAL SHORT-TERM INVESTMENTS			$ 4,479,652

TOTAL INVESTMENTS – 99.9%			$10,001,966

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%			6,996

NET ASSETS – 100.0%			$10,008,962

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $832,392, which represents approximately 8.3% of net assets as of June 30, 2014.

(c)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
AMT	— Alternative Minimum Tax
GO	— General Obligation
RB	— Revenue Bond

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS LIMITED MATURITY OBLIGATION FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$10,000,123

Gross unrealized gain	3,196
Gross unrealized loss	(1,353)

Net unrealized security gain	$1,843

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 44.2%
Collateralized Mortgage Obligations – 14.0%
Inverse Floaters(a) – 0.0%
FNMA REMIC Series 1990-134, Class SC
$14,114	21.372%	11/25/20	$ 19,649

IOette(b) – 0.0%
FHLMC REMIC Series 1161, Class U
304	1,172.807	11/15/21	7,891

Regular Floater(a) – 7.5%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
9,075,985	0.702	02/25/48	9,094,372
FNMA REMIC Series 1988-12, Class B
36,344	0.000	02/25/18	35,931
FNMA REMIC Series 2007-33, Class HF
1,005,839	0.502	04/25/37	1,010,542
NCUA Guaranteed Notes Series 2010-A1, Class A
3,205,087	0.501	12/07/20	3,211,277
NCUA Guaranteed Notes Series 2010-R2, Class 1A
6,467,224	0.526	11/06/17	6,477,076
NCUA Guaranteed Notes Series 2011-R1, Class 1A
5,133,812	0.603	01/08/20	5,156,673
NCUA Guaranteed Notes Series 2011-R2, Class 1A
17,109,515	0.553	02/06/20	17,159,641
NCUA Guaranteed Notes Series 2011-R3, Class 1A
16,749,244	0.552	03/11/20	16,795,044
NCUA Guaranteed Notes Series 2011-R4, Class 1A
24,811,293	0.536	03/06/20	24,849,091
NCUA Guaranteed Notes Series 2011-R5, Class 1A
14,141,225	0.532	04/06/20	14,164,425
NCUA Guaranteed Notes Series 2011-R6, Class 1A
7,887,257	0.536	05/07/20	7,893,418

			105,847,490

Sequential Fixed Rate – 6.2%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
8,561,281	3.250	04/25/38	8,776,115
FHLMC REMIC Series 108, Class G
103,272	8.500	12/15/20	112,394
FHLMC REMIC Series 1980, Class Z
655,921	7.000	07/15/27	747,216
FHLMC REMIC Series 2019, Class Z
663,500	6.500	12/15/27	741,716
FHLMC REMIC Series 2755, Class ZA
1,454,048	5.000	02/15/34	1,599,001
FHLMC REMIC Series 3530, Class DB
11,283,235	4.000	05/15/24	12,182,204
FHLMC REMIC Series 4273, Class PD
3,185,231	6.500	11/15/43	3,583,799
FNMA REMIC Series 1989-66, Class J
172,826	7.000	09/25/19	187,219
FNMA REMIC Series 1990-16, Class E
127,465	9.000	03/25/20	144,922
FNMA REMIC Series 2005-65, Class WL
1,736,036	5.500	07/25/34	1,765,684
FNMA REMIC Series 2010-120, Class PC
15,276,935	4.000	09/25/35	16,139,055
FNMA REMIC Series 2012-111, Class B
1,718,864	7.000	10/25/42	1,953,981
FNMA REMIC Series 2012-153, Class B
4,935,511	7.000	07/25/42	5,608,677

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
NCUA Guaranteed Notes Series 2010-C1, Class A2
$20,000,000	2.900%	10/29/20	$ 20,788,280
NCUA Guaranteed Notes Series 2010-R1, Class 2A
551,219	1.840	10/07/20	554,987
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,587,667

			86,472,917

Sequential Floating Rate(a) – 0.3%
FHLMC REMIC Series 4273, Class PS
4,144,884	5.948	11/15/43	596,893
FNMA REMIC Series 1988-12, Class A
70,749	3.740	02/25/18	72,252
NCUA Guaranteed Notes Series 2010-R1, Class 1A
4,407,302	0.603	10/07/20	4,427,101

			5,096,246

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 197,444,193

Commercial Mortgage-Backed Securities – 7.8%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1(a)
44,444,206	0.532	07/25/20	44,607,392
FHLMC Multifamily Structured Pass Through Certificates, Series KF03, Class A(a)
13,185,165	0.492	01/25/21	13,228,425
FNMA ACES Series 2009-M2, Class A2
10,470,532	3.334	01/25/19	10,775,356
FNMA ACES Series 2014-M1, Class ASQ2(a)
32,500,000	2.323	11/25/18	33,300,813
FNMA ACES Series 2014-M5, Class FA(a)
7,347,016	0.502	01/25/17	7,358,835

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 109,270,821

Federal Agencies – 22.4%
Adjustable Rate FHLMC(a) – 0.4%
38,696	1.740	05/01/18	38,858
44,001	2.923	10/01/25	44,633
661,243	2.504	11/01/34	706,090
3,289,119	2.375	06/01/35	3,510,938
319,995	3.015	05/01/36	342,794
90,568	2.137	10/01/36	95,714
149,609	2.654	11/01/36	160,268

			4,899,295

Adjustable Rate FNMA(a) – 3.2%
2,862	1.820	11/01/17	2,867
61,701	2.484	02/01/18	62,089
56,537	2.042	06/01/18	56,776
79,173	5.840	05/01/20	84,159
39,216	3.019	01/01/23	39,895
197,683	3.150	02/01/27	203,070
2,015,565	2.459	08/01/29	2,047,787
52,873	2.380	07/01/32	55,845
39,013	2.505	07/01/32	41,457
95,107	1.984	01/01/33	98,673
2,075,272	2.425	05/01/33	2,206,759
398,141	2.625	08/01/33	423,709
1,559,464	4.610	08/01/33	1,691,530
1,397,602	2.413	02/01/34	1,480,811
498,740	2.195	05/01/34	528,293

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$881,041	2.263%	05/01/34	$ 934,383
738,341	2.345	06/01/34	782,579
640,790	2.287	10/01/34	680,210
553,752	2.334	10/01/34	587,312
1,516,244	2.131	02/01/35	1,597,032
158,809	2.186	02/01/35	165,758
388,496	2.289	03/01/35	412,658
1,409,163	2.345	03/01/35	1,500,707
1,854,296	1.891	04/01/35	1,940,284
2,909,239	1.943	04/01/35	3,063,196
968,438	2.345	04/01/35	1,020,917
637,738	2.016	05/01/35	670,304
340,122	2.052	05/01/35	358,110
2,871,051	2.348	08/01/35	3,052,903
816,947	2.241	10/01/35	860,144
2,036,111	2.343	03/01/36	2,170,635
564,456	2.305	04/01/36	592,567
1,897,813	2.552	04/01/36	2,030,711
1,460,681	2.534	06/01/36	1,544,368
2,498,181	2.621	06/01/36	2,676,177
1,984,780	2.489	07/01/36	2,095,332
3,463,804	2.421	09/01/36	3,706,963
497,455	2.560	11/01/36	532,899
2,256,243	2.504	07/01/37	2,381,850
119,022	2.570	12/01/46	127,503

			44,509,222

Adjustable Rate GNMA(a) – 0.5%
454,945	1.625	05/20/34	470,628
827,310	1.625	07/20/34	857,416
538,616	1.625	08/20/34	558,229
3,924,940	1.625	09/20/34	4,063,059
543,278	1.625	10/20/34	561,849
946,253	1.625	12/20/34	980,439

			7,491,620

FHLMC – 0.5%
3,657	8.500	10/01/15	3,684
28,991	8.000	12/01/15	29,633
4,132	7.000	03/01/16	4,189
909,580	5.500	01/01/20	977,081
268,824	7.000	04/01/22	294,123
4,546	4.500	05/01/23	4,891
32,010	7.500	01/01/31	36,723
7,516	6.000	06/01/36	8,462
4,567,951	7.000	02/01/39	5,202,505

			6,561,291

FNMA – 17.2%
529	8.500	09/01/15	531
21,248	8.500	10/01/15	21,902
2,042	8.500	12/01/15	2,059
8,816,486	3.660	01/01/18	9,475,576
2,371	5.500	01/01/18	2,512
7,298,550	2.800	03/01/18	7,627,562
60,107,645	3.743	06/01/18	64,875,209
152,840	5.500	07/01/18	162,757
102,178	5.500	08/01/18	108,608
194,889	5.500	09/01/18	207,804
15,800,000	2.960	11/01/18	16,519,007
27,537	5.500	12/01/18	29,439
14,344	5.500	01/01/19	15,363
81,882	6.000	01/01/19	92,138

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$21,982	5.500%	03/01/19	$ 23,544
2,015	5.500	08/01/19	2,141
8,675	5.000	09/01/19	9,261
31,491	7.000	11/01/19	33,626
41,137,733	4.317	07/01/21	45,558,538
37,829	6.000	03/01/22	42,567
230,844	5.000	07/01/23	256,143
2,669,401	5.500	09/01/23	2,905,484
623,298	5.500	10/01/23	678,494
5,523	7.000	12/01/24	6,285
111,520	5.000	06/01/25	123,921
90,136	6.000	02/01/26	102,082
350,637	6.000	08/01/27	396,795
1,658	7.000	08/01/27	1,921
1,637	7.000	10/01/28	1,813
39,259	6.000	01/01/29	44,177
1,718	7.000	01/01/29	1,903
1,523,324	4.500	09/01/29	1,656,663
411	7.000	11/01/29	416
1,240	7.000	04/01/31	1,429
9,700	7.000	05/01/32	11,053
8,732	7.000	06/01/32	9,630
4,913	7.000	08/01/32	5,529
30,695	6.000	03/01/33	34,972
4,669	5.000	04/01/33	5,199
8,109	6.000	04/01/33	9,239
2,092,603	6.500	04/01/33	2,407,400
1,030,485	5.000	12/01/33	1,147,643
2,150	7.000	04/01/34	2,431
33,713	6.000	01/01/35	38,392
3,980,170	6.000	04/01/35	4,534,766
119,663	6.000	06/01/35	134,919
276,385	6.000	09/01/35	311,623
555	6.000	11/01/35	627
64,189	6.000	01/01/36	72,372
110,442	6.000	05/01/36	124,251
12,781	6.000	06/01/36	14,379
2,738,978	6.000	07/01/36	3,081,438
950,000	6.000	08/01/36	1,068,780
631,212	6.000	09/01/36	711,688
90,996	6.000	09/01/36	102,374
85,912	6.000	04/01/37	96,630
1,809,526	6.000	04/01/37	2,043,735
1,801,818	6.000	07/01/37	2,026,594
1,935,575	6.000	08/01/37	2,177,035
172,826	6.000	08/01/37	194,386
158,875	6.000	09/01/37	178,695
864,836	6.000	09/01/37	972,724
348,766	7.500	10/01/37	400,045
1,210,836	6.000	11/01/37	1,361,887
174,826	6.000	12/01/37	196,635
89,682	6.000	02/01/38	100,869
122,405	6.000	04/01/38	137,675
13,781,982	6.000	10/01/38	15,505,168
251,166	6.000	11/01/38	282,499
959,949	6.000	12/01/38	1,079,864
118,910	6.000	01/01/39	133,764
150,445	6.000	02/01/39	169,256
2,749,230	7.000	03/01/39	3,129,473
15,063	4.500	08/01/39	16,316
559,854	6.000	09/01/39	629,695
185,783	6.000	10/01/39	209,012
18,017	6.000	12/01/39	20,265
911,926	6.000	06/01/40	1,025,688
934,535	6.000	07/01/40	1,051,117

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$89,813	6.000%	09/01/40		$ 101,032
138,781	6.000	10/01/40		156,094
200,837	6.000	05/01/41		225,891
1,331,176	4.500	08/01/41		1,443,286
339,154	4.500	10/01/41		367,399
136,734	5.000	02/01/42		152,308
2,561,160	3.000	08/01/42		2,544,256
2,251,252	3.000	09/01/42		2,237,178
374,924	3.000	10/01/42		372,509
1,504,309	3.000	11/01/42		1,494,237
14,025,177	3.000	12/01/42		13,928,522
9,552,564	3.000	01/01/43		9,489,048
2,752,778	3.000	02/01/43		2,734,064
716,768	3.000	03/01/43		712,073
1,914,601	3.000	04/01/43		1,900,856
97,803	3.000	05/01/43		96,702
1,000,000	3.500	TBA-30yr	(d)	1,029,531
4,000,000	6.000	TBA-30yr	(d)	4,506,562

				241,446,950

GNMA – 0.6%
378,939	5.500	07/15/20		402,747
7,135	6.500	01/15/32		8,106
14,818	6.500	02/15/32		16,836
14,744	6.500	08/15/34		17,178
25,927	6.500	05/15/35		29,458
6,747	6.500	06/15/35		7,666
13,163	6.500	07/15/35		15,022
3,460	6.500	08/15/35		3,947
15,632	6.500	09/15/35		17,837
10,679	6.500	10/15/35		12,139
52,043	6.500	11/15/35		59,251
53,070	6.500	12/15/35		60,348
69,456	6.500	01/15/36		79,087
62,461	6.500	02/15/36		71,093
75,218	6.500	03/15/36		85,740
145,179	6.500	04/15/36		165,294
254,676	6.500	05/15/36		289,725
223,942	6.500	06/15/36		254,729
893,199	6.500	07/15/36		1,018,740
992,441	6.500	08/15/36		1,130,930
1,518,028	6.500	09/15/36		1,725,872
568,193	6.500	10/15/36		646,242
812,393	6.500	11/15/36		923,030
334,060	6.500	12/15/36		383,434
148,274	6.500	01/15/37		168,468
60,288	6.500	02/15/37		68,498
34,126	6.500	03/15/37		38,774
95,200	6.500	04/15/37		108,165
62,618	6.500	05/15/37		71,146
37,358	6.500	08/15/37		42,446
237,591	6.500	09/15/37		269,946
247,335	6.500	10/15/37		281,019
155,994	6.500	11/15/37		180,409
10,136	6.500	02/15/38		11,516
53,094	6.500	05/15/38		60,576
6,292	6.500	08/15/38		7,180
144,916	6.000	11/15/38		163,296
57,262	6.500	11/15/38		65,060
28,965	6.500	01/15/39		32,910
47,619	6.500	02/15/39		54,104

				9,047,964

TOTAL FEDERAL AGENCIES				$ 313,956,342

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 620,671,356

Principal Amount	Interest Rate		Maturity Date	Value
Agency Debentures – 30.1%
FFCB
$3,200,000	1.460%		11/19/19	$ 3,096,928
16,000,000	3.500		12/20/23	16,704,155
FHLB
12,200,000	2.125		06/10/16	12,582,335
3,200,000	1.530		11/21/19	3,124,182
7,000,000	1.875		03/13/20	6,976,140
2,300,000	3.250		06/09/23	2,389,024
1,800,000	5.375		08/15/24	2,184,288
FHLMC
132,800,000	1.000		07/30/14	132,895,882
9,700,000	0.500		08/28/15	9,731,756
2,780,000	0.850		12/26/17	2,741,144
4,800,000	1.000		01/17/18	4,755,499
FNMA
28,400,000	0.000	(e)	07/05/14	28,399,517
6,900,000	0.750		12/19/14	6,920,403
26,100,000	0.375		03/16/15	26,144,605
7,900,000	0.500		05/27/15	7,921,788
8,000,000	0.500		07/02/15	8,027,070
16,500,000	0.500		10/22/15	16,552,716
96,700,000	2.375		04/11/16	100,038,268
5,200,000	6.250		05/15/29	7,019,226
16,080,000	7.125		01/15/30	23,532,183
Small Business Administration
31,324	7.200		06/01/17	33,274
92,325	6.300		05/01/18	97,883
63,657	6.300		06/01/18	67,257

TOTAL AGENCY DEBENTURES				$ 421,935,523

Government Guarantee Obligation(f) – 1.4%
Hashemite Kingdom of Jordan Government AID Bond
$19,300,000	2.503%		10/30/20	$ 19,324,125

U.S. Treasury Obligations – 21.9%
United States Treasury Bonds
$4,500,000	3.750	%(g)	11/15/43	$ 4,860,451
4,900,000	3.375		05/15/44	4,933,124
United States Treasury Inflation Protected Securities
1,613,872	1.625		01/15/15	1,640,598
17,063,748	0.500		04/15/15	17,316,974
1,313,752	2.000		01/15/16	1,385,601
4,876,335	1.125		01/15/21	5,285,508
11,206,324	0.125		01/15/22	11,285,105
8,980,733	0.625		01/15/24	9,310,505
1,490,508	2.500		01/15/29	1,882,228
3,458,174	1.375		02/15/44	3,809,940
United States Treasury Notes
159,500,000	0.375		04/30/16	159,450,558
47,900,000	1.000	(g)	05/31/18	47,380,764
16,800,000	1.500		01/31/19	16,790,088
3,700,000	1.625		04/30/19	3,706,956
8,000,000	1.500		05/31/19	7,959,360
5,500,000	1.625		06/30/19	5,499,780
4,100,000	2.125		06/30/21	4,099,057

TOTAL U.S. TREASURY OBLIGATIONS				$ 306,596,597

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.3%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$10,300,000	3.590%	03/22/16	$ 243,864
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
9,500,000	4.070	03/29/16	123,554
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
14,500,000	3.633	02/19/16	300,009
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.645%
8,900,000	3.645	02/16/16	178,816
Citibank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.000%
1,300,000	4.000	01/29/16	151,655
Citibank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.000%
1,300,000	4.000	01/29/16	41,609
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
32,300,000	1.950	10/26/15	149,355
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
32,200,000	2.030	10/26/15	134,593
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.670%
5,600,000	3.670	03/08/16	115,495
Deutsche Bank Securities, Inc. Put - OTC - 30 Year Interest Rate Swap Strike Price 3.960%
1,700,000	3.960	01/29/16	189,187
Deutsche Bank Securities, Inc. Call - OTC - 30 Year Interest Rate Swap Strike Price 3.960%
1,700,000	3.960	01/29/16	58,180
Deutsche Bank Securities, Inc. Put - OTC - 30 year Interest Rate Swap Strike Price 4.015%
1,900,000	4.015	04/15/19	238,046
Deutsche Bank Securities, Inc. Call - OTC - 30 year Interest Rate Swap Strike Price 4.015%
1,900,000	4.015	04/15/19	165,735
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.113%
11,600,000	4.113	04/16/19	408,622
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.113%
11,600,000	4.113	04/16/19	276,452
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
10,400,000	4.135	04/17/19	414,361
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
10,400,000	4.135	04/17/19	272,690
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
31,100,000	1.855	11/02/15	168,239
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.498%
7,000,000	3.498	07/02/15	383,434

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.498%
$7,000,000	3.498%	07/02/15	$ 75,561
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.610%
9,400,000	3.610	02/16/16	197,705

TOTAL OPTIONS PURCHASED – 0.3%			$ 4,287,162

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,372,814,763

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 0.7%
Repurchase Agreement – 0.7%
Joint Repurchase Agreement Account II
$10,300,000	0.102%	07/01/14	$ 10,300,000

TOTAL INVESTMENTS – 98.6%			$1,383,114,763

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%			19,340,527

NET ASSETS – 100.0%			$1,402,455,290

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $17,870,487, which represents approximately 1.3% of net assets as of June 30, 2014.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $5,535,893 which represents approximately 0.4% of net assets as of June 30, 2014.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $19,324,125, which represents approximately 1.4% of net assets as of June 30, 2014.

(g)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(d)	Settlement Date	Principal Amount	Value

FNMA (Proceeds Receivable: $34,157,813)	3.000%	TBA-30yr	07/14/14	$(35,000,000)	$(34,578,908)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(236)	September 2016	$(57,988,150)	$(97,398)
Eurodollars	(476)	December 2016	(116,649,750)	(316,180)
Eurodollars	(292)	March 2017	(71,404,950)	(102,165)
Eurodollars	(235)	June 2017	(57,348,813)	(52,016)
Ultra Long U.S. Treasury Bonds	(137)	September 2014	(20,541,437)	(39,600)
2 Year U.S. Treasury Notes	3,816	September 2014	837,969,750	(476,404)
5 Year U.S. Treasury Notes	(348)	September 2014	(41,572,406)	21,556
10 Year U.S. Treasury Notes	(178)	September 2014	(22,280,594)	(129,630)
20 Year U.S. Treasury Bonds	(165)	September 2014	(22,635,938)	(173,592)

TOTAL				$(1,365,429)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

$31,000		11/02/16	3 month LIBOR	1.780%	$(635,682)	$(212,889)
18,2000	(a)	02/01/17	3 month LIBOR	1.625	(645)	(33,457)
14,500	(a)	10/28/17	1.450%	3 month LIBOR	(177,793)	122,696
133,200	(a)	01/11/18	3 month LIBOR	1.876	400	(632,727)
183,500	(a)	09/17/19	3 month LIBOR	2.250	(2,803,806)	(1,013,123)
27,000	(a)	09/17/21	3 month LIBOR	2.750	(611,193)	(242,919)
53,300	(a)	01/30/24	4.252	3 month LIBOR	257,800	1,236,023
33,300	(a)	09/17/24	3 month LIBOR	3.250	(1,351,081)	(324,522)
17,300	(a)	03/10/26	3.170	3 month LIBOR	(1,254,103)	1,154,418
7,600	(a)	09/17/29	3 month LIBOR	3.750	(553,794)	(93,600)
17,700	(a)	01/30/39	3 month LIBOR	4.370	(200,808)	(1,057,441)
1,300	(a)	09/17/44	3 month LIBOR	4.000	(149,672)	(20,743)

TOTAL					$(7,480,377)	$(1,118,284)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,366,043,353

Gross unrealized gain	20,314,153
Gross unrealized loss	(3,242,743)

Net unrealized security gain	$17,071,410

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – 45.9%
Automotive – 2.1%
Ford Motor Credit Co. LLC
$2,050,000	8.000%		12/15/16	$ 2,376,601
Schaeffler Finance BV(a)
1,550,000	7.750		02/15/17	1,747,625

				4,124,226

Banks – 18.7%
ABN AMRO Bank NV(a)(b)
1,050,000	1.028		10/28/16	1,059,114
Australia & New Zealand Banking Group Ltd.
300,000	1.000	(a)	10/06/16	301,780
1,350,000	1.250		01/10/17	1,357,237
Banco de Bogota SA(a)
200,000	5.000		01/15/17	213,500
Banco del Estado de Chile(a)
170,000	2.000		11/09/17	171,360
Banco Nacional de Costa Rica(a)
400,000	4.875		11/01/18	407,000
Bank of America Corp.
275,000	3.625		03/17/16	287,172
4,325,000	6.000		09/01/17	4,886,670
400,000	2.650		04/01/19	404,711
BPCE SA(b)
1,075,000	1.479		04/25/16	1,091,639
Capital One Financial Corp.
375,000	1.000		11/06/15	375,758
Citigroup, Inc.
343,000	3.953		06/15/16	361,820
2,025,000	1.700		07/25/16	2,049,392
Commonwealth Bank of Australia
525,000	1.900		09/18/17	532,979
Credit Agricole SA(a)(b)
525,000	1.078		10/03/16	527,923
Credit Suisse New York(b)
1,500,000	0.719		05/26/17	1,503,432
HSBC Bank PLC(a)
1,400,000	3.100		05/24/16	1,462,999
ING Bank NV(a)
400,000	2.000		09/25/15	406,436
350,000	1.375		03/07/16	354,149
Intesa Sanpaolo SPA
2,100,000	3.875		01/16/18	2,211,290
JPMorgan Chase & Co.
1,275,000	3.450		03/01/16	1,329,979
1,975,000	6.400		10/02/17	2,272,596
Lloyds Bank PLC
525,000	4.875		01/21/16	558,813
1,000,000	2.300		11/27/18	1,014,791
Morgan Stanley, Inc.
2,975,000	5.950		12/28/17	3,384,039
Nomura Holdings, Inc.
600,000	2.000		09/13/16	608,757
Regions Financial Corp.
355,000	5.750		06/15/15	371,596
Resona Preferred Global Securities Ltd.(a)(b)(c)
1,625,000	7.191		12/31/49	1,708,281
Royal Bank of Scotland PLC
275,000	4.375		03/16/16	290,802
1,100,000	6.400		10/21/19	1,296,430

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
Santander Holdings USA, Inc.(c)
$1,675,000	3.450%		08/27/18	$ 1,735,717
Sumitomo Mitsui Banking Corp.(b)
450,000	0.657		01/10/17	451,013
Wells Fargo & Co.
525,000	1.500		07/01/15	529,658
1,125,000	5.625		12/11/17	1,277,594

				36,796,427

Chemicals – 0.4%
Incitec Pivot Ltd.(a)
375,000	4.000		12/07/15	389,550
Polymer Group, Inc.(c)
400,000	7.750		02/01/19	425,000

				814,550

Construction Machinery – 0.8%
Case New Holland, Inc.
1,300,000	7.875		12/01/17	1,512,875

Consumer Products – 1.1%
Avon Products, Inc.
450,000	2.375		03/15/16	455,393
Beam, Inc.
250,000	5.375		01/15/16	266,427
Sally Holdings LLC/Sally Capital, Inc.(c)
1,250,000	6.875		11/15/19	1,362,500

				2,084,320

Diversified Manufacturing – 0.1%
Pentair Finance SA
125,000	1.350		12/01/15	125,827

Electric – 0.6%
Commonwealth Edison Co.(c)
300,000	2.150		01/15/19	302,219
Electricite de France(a)(b)
975,000	0.688		01/20/17	978,953

				1,281,172

Energy – 2.2%
Anadarko Petroleum Corp.
375,000	6.375		09/15/17	431,464
BP Capital Markets PLC
1,125,000	1.846		05/05/17	1,147,977
Canadian Natural Resources Ltd.(b)
450,000	0.609		03/30/16	450,975
Devon Energy Corp.(b)
450,000	0.771		12/15/16	452,084
Noble Holding International Ltd.
100,000	2.500		03/15/17	102,468
Offshore Drilling Holding SA(c)
200,000	8.375	(a)	09/20/20	220,500
200,000	8.375		09/20/20	220,500
Pacific Rubiales Energy Corp.(a)(c)
280,000	5.375		01/26/19	291,200
Transocean, Inc.
985,000	2.500		10/15/17	1,005,187

				4,322,355

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production(c) – 0.6%
Continental Resources, Inc.
$200,000	8.250%	10/01/19	$ 212,280
Whiting Petroleum Corp.
850,000	5.000	03/15/19	894,625

			1,106,905

Food & Beverage – 0.7%
ConAgra Foods, Inc.
350,000	1.300	01/25/16	352,398
Kraft Foods, Inc.
400,000	4.125	02/09/16	420,571
Pernod-Ricard SA(a)
525,000	2.950	01/15/17	545,926

			1,318,895

Health Care Products – 0.3%
Life Technologies Corp.
150,000	4.400	03/01/15	153,745
Thermo Fisher Scientific, Inc.
450,000	3.250	11/20/14	454,851

			608,596

Health Care Services – 1.3%
Community Health Systems, Inc.(c)
800,000	5.125	08/15/18	839,000
Coventry Health Care, Inc.
51,000	6.300	08/15/14	51,364
Express Scripts Holding Co.
175,000	3.125	05/15/16	182,249
375,000	3.500	11/15/16	395,030
McKesson Corp.
175,000	1.400	03/15/18	171,280
Providence Health & Services Obligated Group(b)
525,000	1.033	10/01/16	522,581
UnitedHealth Group, Inc.
400,000	1.400	10/15/17	401,612

			2,563,116

Life Insurance – 0.3%
American International Group, Inc.
395,000	4.875	09/15/16	426,868
MetLife, Inc.
150,000	1.756	12/15/17	151,233

			578,101

Media - Cable – 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.(c)
500,000	7.250	10/30/17	526,250
COX Communications, Inc.
100,000	5.500	10/01/15	105,757
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
800,000	3.500	03/01/16	833,934
Time Warner Cable, Inc.
720,000	5.850	05/01/17	808,376

			2,274,317

Media - Non Cable – 0.9%
NBCUniversal Media LLC
675,000	2.875	04/01/16	700,382
News America, Inc.
450,000	5.300	12/15/14	460,131
The Walt Disney Co.
475,000	0.450	12/01/15	474,741
WPP Finance UK
100,000	8.000	09/15/14	101,490

			1,736,744

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining – 1.8%
Anglo American Capital PLC(a)(b)
$700,000	1.176%		04/15/16	$ 702,223
BHP Billiton Finance USA Ltd.(b)
550,000	0.484		09/30/16	550,512
Freeport-McMoRan Copper & Gold, Inc.
475,000	1.400		02/13/15	476,880
Xstrata Finance Canada Ltd.(a)
1,750,000	2.700		10/25/17	1,796,310

				3,525,925

Noncaptive - Financial – 0.8%
General Electric Capital Corp.
1,525,000	2.300		04/27/17	1,571,645

Oil & Gas – 0.1%
KazMunayGas National Co.
190,000	11.750		01/23/15	200,687

Pharmaceuticals – 0.7%
Mylan, Inc.(a)(c)
500,000	7.875		07/15/20	554,375
Perrigo Co. PLC(a)
750,000	1.300		11/08/16	749,846
Zoetis, Inc.
75,000	1.150		02/01/16	75,410

				1,379,631

Pipelines – 2.3%
El Paso Natural Gas Co. LLC
325,000	5.950		04/15/17	366,037
El Paso Pipeline Partners Operating Co. LLC
550,000	4.100		11/15/15	571,570
Enterprise Products Operating LLC(b)(c)
1,150,000	8.375		08/01/66	1,293,750
675,000	7.034		01/15/68	770,445
ONEOK Partners LP(c)
250,000	3.250		02/01/16	258,891
Spectra Energy Partners LP(c)
350,000	2.950		06/15/16	361,249
TransCanada PipeLines Ltd.(b)(c)
950,000	6.350		05/15/67	983,250

				4,605,192

Real Estate Investment Trust – 2.4%
ERP Operating LP
475,000	5.250		09/15/14	479,445
HCP, Inc.
500,000	3.750		02/01/16	522,845
Kilroy Realty LP
450,000	5.000		11/03/15	474,945
Realty Income Corp.(c)
125,000	2.000		01/31/18	125,017
Senior Housing Properties Trust(c)
750,000	3.250		05/01/19	759,865
Simon Property Group LP(c)
100,000	6.100		05/01/16	108,192
Ventas Realty LP/Ventas Capital Corp.
675,000	3.125		11/30/15	696,449
900,000	2.000	(c)	02/15/18	909,053
WEA Finance LLC(a)
575,000	5.750		09/02/15	621,799

				4,697,610

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Restaurants – 0.1%
Brinker International, Inc.
	$150,000	2.600%		05/15/18	$ 150,520

Retailers - Food & Drug – 0.5%
The Kroger Co.(b)
	550,000	0.756		10/17/16	551,256
Walgreen Co.
	500,000	1.000		03/13/15	501,907

					1,053,163

Technology – 0.8%
Hewlett-Packard Co.
	600,000	3.000		09/15/16	623,983
	900,000	1.167	(b)	01/14/19	907,169

					1,531,152

Technology - Hardware – 0.1%
Seagate Technology HDD Holdings
	27,000	6.800		10/01/16	30,240
Tech Data Corp.
	75,000	3.750		09/21/17	78,842

					109,082

Transportation(a) – 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
	701,000	3.375		03/15/18	733,281

Wireless Telecommunications – 1.3%
America Movil SAB de CV
MXN	2,760,000	6.000		06/09/19	216,996
American Tower Corp.
	$525,000	4.500		01/15/18	572,088
Sprint Communications, Inc.
	1,400,000	6.000		12/01/16	1,526,000
	175,000	8.375		08/15/17	204,313

					2,519,397

Wirelines Telecommunications – 3.4%
AT&T, Inc.
	725,000	2.400		08/15/16	745,041
Frontier Communications Corp.
	1,325,000	8.250		04/15/17	1,540,312
PAETEC Holding Corp.(c)
	500,000	9.875		12/01/18	539,375
Telecom Italia Capital SA
	816,000	5.250		10/01/15	852,720
Telefonica Emisiones SAU
	150,000	3.192		04/27/18	156,682
Verizon Communications, Inc.
	125,000	3.000		04/01/16	129,749
	1,400,000	1.761	(b)	09/15/16	1,438,566
	1,300,000	2.500		09/15/16	1,340,729

					6,743,174

TOTAL CORPORATE OBLIGATIONS					$ 90,068,885

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 14.4%
Collateralized Mortgage Obligations – 5.0%
Interest Only(d) – 0.2%
FHLMC STRIPS Series 329, Class C1
$1,000,000	4.000%	12/15/41	$ 223,281
GNMA REMIC Series 2013-182, Class PI
460,026	4.500	12/20/43	98,989

			322,270

Inverse Floaters(b) – 0.3%
GNMA REMIC Series 2010-1, Class SD
67,257	5.637	01/20/40	10,186
GNMA REMIC Series 2010-35, Class DS
193,566	5.527	03/20/40	32,567
GNMA REMIC Series 2010-9, Class XD
436,333	6.448	01/16/40	86,271
GNMA REMIC Series 2010-98, Class QS
465,734	6.447	01/20/40	80,111
GNMA REMIC Series 2011-17, Class SA
529,311	5.947	09/20/40	88,069
GNMA REMIC Series 2011-61, Class CS
442,129	6.527	12/20/35	62,776
GNMA REMIC Series 2011-79, Class AS
327,557	5.957	07/20/37	29,229
GNMA REMIC Series 2013-111, Class SA
102,285	6.547	07/20/43	20,427
GNMA REMIC Series 2013-113, Class SA
419,588	6.547	08/20/43	83,665
GNMA REMIC Series 2013-113, Class SD
376,767	6.548	08/16/43	58,909
GNMA REMIC Series 2013-148, Class SA
449,110	6.047	10/20/43	80,267

			632,477

Sequential Fixed Rate – 2.2%
FHLMC Multifamily Structured Pass-Through Certificates Series K019, Class A2
1,700,000	2.272	03/25/22	1,668,322
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
1,400,000	3.111	02/25/23	1,439,310
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A1
289,755	2.779	09/25/22	300,653
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A1
78,093	1.337	06/25/16	78,395
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A2
200,000	1.655	11/25/16	203,722
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
100,000	2.220	12/25/18	102,030
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
100,000	1.883	05/25/19	100,187
FNMA REMIC Series 2012-111, Class B
112,712	7.000	10/25/42	128,130
FNMA REMIC Series 2012-153, Class B
306,553	7.000	07/25/42	348,365

			4,369,114

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 2.3%
Darrowby PLC Series 2012- 1, Class A
GBP	59,000	2.222%	02/20/44	$ 103,369
FNMA REMIC Series 2007-33, Class HF
	$60,209	0.502	04/25/37	60,490
Granite Master Issuer PLC Series 2005-1, Class A6
GBP	21,761	0.734	12/20/54	37,060
Granite Master Issuer PLC Series 2005-4, Class A6
	108,806	0.734	12/20/54	185,297
Granite Master Issuer PLC Series 2006-1X, Class A7
	87,045	0.734	12/20/54	148,149
Granite Master Issuer PLC Series 2006-2, Class A6
	65,284	0.714	12/20/54	111,078
Granite Master Issuer PLC Series 2007-1, Class 2A1
	$152,329	0.293	12/20/54	151,410
Granite Master Issuer PLC Series 2007-1, Class 5A1
GBP	87,045	0.714	12/20/54	148,192
Granite Master Issuer PLC Series 2007-2, Class 4A2
	110,112	0.710	12/17/54	187,357
Granite Mortgages PLC Series 2003-2, Class 1B
	$64,002	1.208	07/20/43	64,483
Granite Mortgages PLC Series 2003-2, Class 3A
GBP	230,572	1.008	07/20/43	392,234
Granite Mortgages PLC Series 2004-2, Class 3A
	319,279	0.874	06/20/44	544,520
Granite Mortgages PLC Series 2004-3, Class 2A1
	$104,256	0.511	09/20/44	103,980
Granite Mortgages PLC Series 2004-3, Class 3A2
GBP	287,679	0.934	09/20/44	491,636
Leek Finance Number Eighteen PLC Series 2018X, Class A2C
EUR	50,036	0.572	09/21/38	71,020
Leek Finance PLC Series 2017X, Class A2C
	33,160	0.592	12/21/37	47,514
Leek Finance PLC Series 2018X, Class A2B
	$200,144	0.494	09/21/38	207,897
Permanent Master Issuer PLC Series 2010-1X, Class 2A2
EUR	400,000	1.578	07/15/42	551,716
Permanent Master Issuer PLC Series 2011-2X, Class 1A2
	$250,000	1.776	07/15/42	250,761
Quadrivio Finance Series 2011-1, Class A1
EUR	235,888	0.832	07/25/60	321,050
Springleaf Mortgage Loan Trust Series 2012-3A, Class A(a)
	$120,388	1.570	12/25/59	120,705
Thrones PLC Series 2013-1, Class A
GBP	90,319	2.028	07/20/44	157,148

				4,457,066

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 9,780,927

Commercial Mortgage-Backed Securities(b) – 3.0%
Sequential Floating Rate – 3.0%
FHLMC Multifamily Structured Pass Through Certificates, Series KF02, Class A1
	$3,439,674	0.532	07/25/20	3,452,303
FHLMC Multifamily Structured Pass-Through Certificates Series K030, Class A2
	1,600,000	3.250	04/25/23	1,660,277
FHLMC Multifamily Structured Pass-Through Certificates Series K031, Class A2
	700,000	3.300	04/25/23	728,347
FHLMC Multifamily Structured Pass-Through Certificates Series KF01, Class A
	85,812	0.502	04/25/19	85,967

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 5,926,894

Principal Amount	Interest Rate	Maturity Date		Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 6.4%
FHLMC – 0.2%
$387,115	7.000%	02/01/39		$ 440,890

FNMA – 6.2%
293,127	6.000	07/01/32		329,695
20,939	6.000	11/01/34		23,846
818,005	6.000	10/01/35		922,296
469,891	6.000	10/01/35		535,104
9,308	6.000	11/01/35		10,510
6,284	6.000	02/01/37		7,068
362,240	6.000	06/01/37		407,429
877,019	6.000	08/01/37		986,426
88,744	6.000	09/01/37		99,815
292,305	6.000	12/01/37		328,769
80,526	6.000	11/01/38		90,571
998,375	6.000	11/01/38		1,123,091
412,555	6.000	12/01/38		464,090
229,103	7.000	03/01/39		260,789
630,490	6.000	07/01/39		709,143
186,617	6.000	09/01/39		209,898
61,928	6.000	10/01/39		69,671
1,103,508	6.000	06/01/40		1,241,357
46,260	6.000	10/01/40		52,031
66,946	6.000	05/01/41		75,297
14,328	6.000	09/01/41		16,140
161,375	3.000	08/01/42		160,316
147,417	3.000	09/01/42		146,501
49,105	3.000	11/01/42		48,770
678,794	3.000	12/01/42		674,077
519,267	3.000	01/01/43		515,758
197,389	3.000	02/01/43		196,052
52,446	3.000	03/01/43		52,104
71,781	3.000	04/01/43		71,291
2,000,000	6.000	TBA-30yr	(e)	2,253,281

				12,081,186

TOTAL FEDERAL AGENCIES				$ 12,522,076

TOTAL MORTGAGE-BACKED OBLIGATIONS				$ 28,229,897

Agency Debenture – 0.7%
FFCB
$1,300,000	3.500%	12/20/23		$ 1,357,213

Asset-Backed Securities – 16.5%
Auto – 0.7%
Ally Master Owner Trust Series 2012-5, Class A
$350,000	1.540%	09/15/19		$ 350,275
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(b)
900,000	0.532	01/15/18		902,601
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
36,492	0.680	06/15/15		36,505

				1,289,381

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations – 9.0%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(a)(b)
$579,335	0.875%	11/01/18	$ 570,645
ACIS CLO Ltd. Series 2013-1A, Class ACOM(a)(b)
600,000	1.455	04/18/24	581,700
ACIS CLO Ltd. Series 2013-2A, Class A(a)(b)
100,000	0.727	10/14/22	97,895
ACIS CLO Ltd. Series 2013-2A, Class ACOM(a)(b)
800,000	1.143	10/14/22	782,960
B&M CLO Ltd. Series 2014-1A, Class A1(a)(b)
600,000	1.598	04/16/26	597,068
B&M CLO Ltd. Series 2014-1A, Class A2(a)(b)
100,000	2.148	04/16/26	98,372
Black Diamond CLO Ltd. Series 2006-1A, Class AD(a)(b)
475,011	0.477	04/29/19	466,414
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)(b)
724,947	0.495	02/01/22	715,948
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)(b)
360,971	0.495	02/01/22	356,490
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)(b)
100,000	0.979	11/21/22	98,362
Crown Point CLO Ltd. Series 2013-2A, Class ACOM(b)
1,200,000	1.307	12/14/23	1,174,406
Grayson CLO Ltd. Series 2006-1A, Class A1A(a)(b)
208,529	0.470	11/01/21	205,015
Greywolf CLO Ltd. Series 2007-1A, Class A(a)(b)
557,200	0.471	02/18/21	551,291
ICG US CLO Ltd. Series 2014-1A, Class ACOM(a)(b)
1,100,000	1.506	04/20/26	1,074,370
Jasper CLO Ltd. Series 2005-1A, Class A(a)(b)
58,183	0.495	08/01/17	58,021
KKR Financial CLO Ltd. Series 2007-1A, Class A(a)(b)
1,935,795	0.574	05/15/21	1,912,358
Magnetite VIII Ltd. Series 2014-8A, Class A(a)(b)
950,000	1.708	04/15/26	949,352
Magnetite VIII Ltd. Series 2014-8A, Class B(a)(b)
200,000	2.228	04/15/26	200,336
OCP CLO Ltd. Series 2012-2A, Class ACOM(a)(b)
300,000	1.468	11/22/23	295,350
OCP CLO Ltd. Series 2014-5A, Class ACOM(a)(b)
1,150,000	0.000	04/26/26	1,118,720
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(a)
300,000	1.592	04/17/25	297,030
OFSI Fund VI Ltd. Series 2014-6A, Class ACOM(a)(b)
1,050,000	1.550	03/20/25	1,024,695
Red River CLO Ltd. Series 1A, Class A(a)(b)
421,477	0.495	07/27/18	418,934
Shackleton CLO Ltd. Series 2014-5A, Class A(a)(b)
1,300,000	1.730	05/07/26	1,300,140
Shackleton CLO Ltd. Series 2014-5A, Class B1(a)(b)
300,000	2.230	05/07/26	298,236
Westchester CLO Ltd. Series 2007-1X, Class A1A(b)
200,633	0.450	08/01/22	198,288
Whitehorse VIII Ltd. Series 2014-1A, Class A(a)(b)
1,250,000	1.714	05/01/26	1,250,399
Whitehorse VIII Ltd. Series 2014-1A, Class B(a)(b)
250,000	2.264	05/01/26	248,537
Zais CLO 1 Ltd. Series 2014-1A, Class ACOM(a)(b)
800,000	1.712	04/15/26	792,480

			17,733,812

Credit Card(b) – 1.1%
Bank of America Credit Card Trust Series 2014-A1, Class A
2,050,000	0.532	06/15/21	2,052,331

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity(a) – 2.2%
HLSS Servicer Advance Receivables Trust Series 2014-T1, Class AT1
	$2,950,000	1.244%	01/17/45	$ 2,956,075
New Residential Advance Receivables Trust Advance Receivables Backed Series 2014-T1, Class A1
	950,000	1.274	03/15/45	951,045
Springleaf Mortgage Loan Trust Series 2013-2A, Class A(b)
	493,228	1.780	12/25/65	492,504

				4,399,624

Student Loan(b) – 3.5%
Access to Loans for Learning Student Loan Corp. Series 2013-I, Class A
	960,240	0.952	02/25/41	967,548
Education Loan Asset-Backed Trust Series 2012-1, Class A1(a)
	35,835	0.600	06/25/22	35,851
Educational Services of America, Inc. Series 2012-1, Class A1(a)
	149,625	1.302	09/25/40	153,171
Educational Services of America, Inc. Series 2014-1, Class A(a)
	1,265,187	0.852	02/25/39	1,272,620
EFS Volunteer No 3 LLC Series 2012-1, Class A2(a)
	500,000	1.150	02/25/25	507,851
Nelnet Student Loan Corp.Series 2004-2A, Class A4
	30,469	0.367	08/26/19	30,455
Nelnet Student Loan Trust Series 2008-3, Class A4
	1,300,000	1.877	11/25/24	1,347,464
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
	281,654	0.852	12/26/31	282,799
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(a)
	143,741	0.702	05/25/27	143,772
SLC Student Loan Trust Series 2006-1, Class A4
	136,508	0.311	12/15/21	136,171
SLM Student Loan Trust Series 2003-12, Class A5(a)
	769,973	0.511	09/15/22	769,973
SLM Student Loan Trust Series 2006-8, Class A4
	139,718	0.309	10/25/21	139,389
SLM Student Loan Trust Series 2006-9, Class A4
	137,457	0.299	10/25/22	137,135
SLM Student Loan Trust Series 2012-2, Class A
	184,777	0.852	01/25/29	186,245
US Education Loan Trust LLC Series 2006-1, Class A2(a)
	763,843	0.357	03/01/25	763,051

				6,873,495

TOTAL ASSET-BACKED SECURITIES				$ 32,348,643

Foreign Debt Obligations – 2.0%
Sovereign – 2.0%
Dominican Republic
	$200,000	7.500%	05/06/21	$ 228,000
Hellenic Republic Government Bond(b)
EUR	80,000	1.015	08/10/14	108,007
Kommunalbanken AS(a)
	$100,000	1.000	09/26/17	99,619
Republic of Argentina(b)
EUR	330,000	0.000	12/15/35	35,246
	$2,276,000	0.000	12/15/35	184,356
Republic of Honduras(a)
	200,000	8.750	12/16/20	220,000
Republic of Panama
	29,000	7.250	03/15/15	30,305

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Turkey
	$170,000	7.000%		09/26/16	$ 187,638
United Mexican States
MXN	4,528,390	0.000	(f)	08/21/14	347,639
	3,962,340	0.000	(f)	09/11/14	303,687
	6,549,690	0.000	(f)	09/18/14	501,731
	17,798,480	0.000	(f)	10/16/14	1,360,177
	4,623,130	5.000		06/16/16	391,126

TOTAL FOREIGN DEBT OBLIGATIONS					$ 3,997,531

Municipal Debt Obligations – 1.7%
New Jersey(f) – 0.3%
New Jersey Economic Development Authority RB Series B
	$550,000	0.000%		02/15/16	$ 537,130

Puerto Rico – 0.7%
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2008 A
	10,000	6.000		07/01/38	7,055
	15,000	6.000		07/01/44	10,578
Puerto Rico Commonwealth Aqueduct & Sewer Authority RB (Senior Lien) Series 2012 A
	10,000	5.000		07/01/33	6,550
	20,000	5.750		07/01/37	13,848
Puerto Rico Commonwealth GO Bonds for Public Improvement Series 2011 A
	10,000	5.750		07/01/41	7,212
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2009 B
	10,000	5.875		07/01/36	7,367
	10,000	6.000		07/01/39	7,317
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2011 A
	10,000	6.000		07/01/34	7,432
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2012 A
	10,000	5.500		07/01/26	7,579
	60,000	5.500		07/01/39	42,171
	15,000	5.000		07/01/41	10,399
Puerto Rico Commonwealth GO Bonds Refunding for Public Improvement Series 2008 A
	10,000	5.500		07/01/32	7,267
Puerto Rico Commonwealth GO Bonds Series 2007 A
	20,000	5.250		07/01/37	14,128
Puerto Rico Commonwealth GO Bonds Series 2014 A
	905,000	8.000		07/01/35	796,499
Puerto Rico Commonwealth GO Bonds Unrefunded Balance for Public Improvement Series 2006 A
	10,000	5.250		07/01/27	7,494
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation Series 2010 A(f)
	10,000	0.000		08/01/35	1,668
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Capital Appreciation SubSeries 2010 C(f)
	10,000	0.000		08/01/37	1,392
	10,000	0.000		08/01/38	1,278
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Series 2011 C
	10,000	5.250		08/01/40	8,885
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2009 A
	5,000	5.250		08/01/27	4,312
	60,000	0.000	(f)	08/01/32	47,925
	50,000	5.750		08/01/37	40,790
	5,000	6.375		08/01/39	4,348
	10,000	6.000		08/01/42	8,242

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Debt Obligations – (continued)
Puerto Rico – (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 A
$25,000	0.000	%(f)	08/01/33	$ 14,636
35,000	5.500		08/01/37	27,821
10,000	5.375		08/01/39	7,752
85,000	5.500		08/01/42	66,337
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2010 C
5,000	6.000		08/01/39	4,192
55,000	5.250		08/01/41	41,508
Puerto Rico Sales Tax Financing Corp. Sales Tax RB SubSeries 2011 A-1
10,000	5.250		08/01/43	7,464
Puerto Rico Sales Tax Financing Corp. Sales Tax RB Unrefunded SubSeries 2009 A
30,000	5.500		08/01/28	26,010
50,000	6.125		08/01/29	46,092

				1,313,548

Tennessee – 0.7%
Memphis-Shelby Tennessee Airport Authority RB for Special Facilities Federal Express Corp.
1,455,000	4.500		07/01/14	1,455,000

TOTAL MUNICIPAL DEBT OBLIGATIONS				$ 3,305,678

U.S. Treasury Obligations – 8.4%
United States Treasury Bonds
$809,000	3.625	%(g)	08/15/43	$ 854,611
400,000	3.750		11/15/43	432,040
1,900,000	3.625		02/15/44	2,005,355
1,900,000	3.375		05/15/44	1,912,844
United States Treasury Inflation Protected Securities
2,723,032	0.125		01/15/22	2,742,175
1,198,786	0.625		01/15/24	1,242,805
United States Treasury Notes
2,200,000	1.500		05/31/19	2,188,824
2,300,000	1.625		06/30/19	2,299,908
1,000,000	2.250		04/30/21	1,009,840
1,700,000	2.125		06/30/21	1,699,609

TOTAL U.S. TREASURY OBLIGATIONS				$ 16,388,011

Notional Amount	Exercise Rate		Expiration Date	Value
Options Purchased – 0.7%
Interest Rate Swaptions
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.670%
$13,000,000	3.670%		03/08/16	$ 268,113
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
9,300,000	2.030		10/26/15	38,873
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.498%
3,000,000	3.498		07/02/15	164,329
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.498%
3,000,000	3.498		07/02/15	32,383
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 4.105%
3,600,000	4.105		04/29/19	252,077

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions – (continued)
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.105%
$3,600,000	4.105%	04/29/19	$ 173,317
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 4.135%
4,400,000	4.135	04/17/19	314,343
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 4.135%
4,400,000	4.135	04/17/19	206,868

TOTAL OPTIONS PURCHASED — 0.7%			$ 1,450,303

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$177,146,161

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 9.4%
Repurchase Agreement – 9.4%
Joint Repurchase Agreement Account II
$18,500,000	0.102%	07/01/14	$ 18,500,000

TOTAL INVESTMENTS – 99.7%			$195,646,161

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			554,357

NET ASSETS – 100.0%			$196,200,518

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $41,074,284, which represents approximately 20.9% of net assets as of June 30, 2014.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at June 30, 2014.

(c)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(d)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $2,253,281 which represents approximately 1.2% of net assets as of June 30, 2014.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(g)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on June 30, 2014. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FFCB	— Federal Farm Credit Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2014, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	CNH/USD	09/17/14	$955,417	$3,417
	EUR/USD	09/17/14	193,128	1,493
	INR/USD	09/23/14	181,242	566
	MYR/USD	08/05/14	624,891	3,987
BNP Paribas SA	EUR/USD	09/17/14	194,498	2,256
	GBP/EUR	09/17/14	197,238	208
	JPY/USD	09/17/14	590,897	2,897
	PLN/USD	09/17/14	48,250	14
Citibank NA	CNH/USD	09/05/14	197,414	1,585
	EUR/USD	09/17/14	841,908	8,737
	GBP/USD	09/17/14	367,049	6,674
	INR/USD	07/21/14	96,377	377
	INR/USD	09/23/14	362,601	213
	RUB/USD	07/09/14	559,520	8,571
	USD/SEK	09/17/14	419,268	1,412
Credit Suisse International (London)	PLN/USD	09/17/14	48,844	94
	RUB/USD	07/09/14	194,136	4,136
	RUB/USD	07/21/14	196,812	4,812
	USD/HUF	09/17/14	181,869	2,556
	USD/RUB	07/09/14	97,481	519
Deutsche Bank AG (London)	BRL/USD	07/07/14	97,709	2,709
	CNH/USD	09/05/14	197,135	1,505
	CNH/USD	09/17/14	381,524	524
	INR/USD	08/08/14	369,748	1,282
	INR/USD	09/05/14	183,897	245
	MYR/USD	08/18/14	385,407	536
	USD/TRY	09/17/14	13,806	194
HSBC Bank PLC	CNH/USD	07/11/14	390,314	3,546
	BRL/USD	07/07/14	98,915	3,915
	EUR/GBP	09/17/14	97,151	98
	EUR/NOK	09/17/14	97,528	1,091
	INR/USD	09/26/14	183,758	581
	MXN/USD	09/17/14	413,565	879
	MYR/USD	07/14/14	177,198	2,465
	TRY/USD	09/17/14	197,352	1,352
	USD/RUB	07/21/14	284,434	824
	USD/TRY	09/17/14	191,401	599
JPMorgan Chase Bank NA	EUR/NOK	09/17/14	197,031	207
	INR/USD	07/17/14	84,342	342
	JPY/USD	09/17/14	393,235	235
	NZD/USD	09/17/14	95,602	717
Morgan Stanley & Co. International PLC	BRL/USD	07/09/14	392,467	12,857
	BRL/USD	07/23/14	98,094	2,094
	CNH/USD	08/11/14	201,282	1,718
	EUR/USD	09/17/14	193,813	2,143
	USD/BRL	07/28/14	97,871	129
Royal Bank of Canada	BRL/USD	07/03/14	97,183	2,183
	BRL/USD	07/07/14	285,523	9,418
	USD/BRL	07/09/14	95,048	195
	USD/BRL	08/04/14	97,470	530
Westpac Banking Corp.	INR/USD	09/23/14	368,262	488
	MYR/USD	08/05/14	90,398	742
	MYR/USD	08/06/14	233,819	2,460

TOTAL				$113,327

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	BRL/USD	07/28/14	$96,425	$(89)
	PLN/EUR	09/17/14	97,249	(1,072)
	USD/BRL	07/03/14	97,183	(18)
	USD/CHF	09/17/14	346,737	(5,051)
	USD/ILS	09/17/14	138,121	(1,159)
	USD/TWD	08/01/14	166,801	(623)
BNP Paribas SA	EUR/CHF	09/17/14	197,681	(443)
	PLN/EUR	09/17/14	105,710	(328)
	USD/BRL	07/07/14	96,859	(1,859)
	USD/BRL	07/23/14	97,235	(1,235)
	USD/CHF	09/17/14	690,016	(10,346)
	USD/EUR	09/17/14	393,105	(161)
	USD/GBP	09/17/14	395,078	(3,228)
	USD/JPY	09/17/14	302,950	(2,950)
	USD/NZD	09/17/14	391,121	(11,294)
Citibank NA	USD/BRL	07/09/14	96,413	(1,413)
	USD/CAD	09/17/14	348,946	(8,061)
	USD/CHF	09/17/14	348,321	(4,570)
	USD/MYR	08/05/14	279,538	(2,955)
	USD/SGD	09/17/14	217,940	(538)
Credit Suisse International (London)	CLP/USD	07/14/14	94,581	(268)
	JPY/CHF	09/17/14	160,234	(188)
	RUB/USD	07/21/14	94,417	(537)
	USD/CHF	09/17/14	306,679	(4,360)
	USD/MYR	08/18/14	96,152	(152)
	USD/RUB	07/09/14	96,442	(1,442)
	USD/RUB	07/21/14	196,787	(2,787)
Deutsche Bank AG (London)	CLP/USD	07/10/14	94,373	(627)
	INR/USD	07/02/14	185,575	(3,425)
	INR/USD	08/01/14	98,254	(7)
	PLN/EUR	09/17/14	423,924	(3,922)
	TRY/USD	09/17/14	485,364	(3,441)
	USD/AUD	09/17/14	306,301	(2,627)
	USD/GBP	07/24/14	3,058,461	(68,921)
	USD/GBP	09/17/14	393,367	(3,016)
	USD/ILS	09/17/14	85,744	(645)
	USD/INR	07/02/14	185,575	(30)
	USD/JPY	09/17/14	308,305	(2,194)
	USD/MXN	09/17/14	96,246	(246)
	USD/MYR	07/30/14	196,957	(957)
	USD/THB	07/14/14	79,188	(165)
	USD/THB	08/08/14	253,964	(383)
	USD/TRY	09/17/14	484,386	(4,386)
	USD/TWD	08/22/14	165,371	(1,053)
HSBC Bank PLC	PLN/USD	09/17/14	49,601	(35)
	USD/ILS	09/17/14	95,486	(781)
	USD/MYR	07/14/14	191,310	(310)
	USD/SGD	09/17/14	224,561	(698)
	USD/TWD	07/25/14	185,140	(1,556)
JPMorgan Chase Bank NA	EUR/CHF	09/17/14	96,113	(234)
	INR/USD	07/17/14	107,663	(491)
	MXN/USD	09/17/14	419,802	(193)
	NOK/EUR	09/17/14	672,525	(14,501)
	PLN/USD	09/17/14	48,122	(9)
	TRY/USD	09/17/14	189,074	(926)
	USD/AUD	09/17/14	306,301	(2,611)
	USD/ILS	09/17/14	95,296	(646)
	USD/MXN	09/17/14	96,423	(423)
	USD/RUB	07/09/14	98,091	(91)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Morgan Stanley & Co. International PLC	MXN/USD	09/17/14	$431,898	$(1,252)
	USD/BRL	07/09/14	195,283	(3,381)
	USD/EUR	09/17/14	1,345,051	(6,819)
	USD/ILS	09/17/14	168,003	(1,610)
	USD/RUB	07/09/14	96,413	(1,413)
Royal Bank of Canada	USD/BRL	07/07/14	287,125	(6,239)
	USD/CAD	09/17/14	387,826	(8,826)
	USD/MXN	08/08/14	682,647	(3,598)
	USD/SGD	09/17/14	217,965	(401)
State Street Bank and Trust	EUR/GBP	09/17/14	97,814	(565)
	NOK/EUR	09/17/14	191,759	(6,655)
	USD/CHF	09/17/14	347,729	(4,679)
	USD/EUR	09/17/14	192,646	(788)
	USD/ILS	09/17/14	89,717	(726)
	USD/JPY	09/17/14	986,926	(7,895)
	USD/MXN	08/08/14	2,396,700	(22,622)
	USD/MXN	09/17/14	225,620	(620)
Westpac Banking Corp.	USD/AUD	09/17/14	700,039	(6,465)
	USD/EUR	07/31/14	1,061,189	(9,504)
	USD/NZD	09/17/14	312,011	(370)
	USD/SGD	09/17/14	220,232	(667)
	USD/TWD	07/17/14	183,013	(864)

TOTAL				$(282,636)

FORWARD SALES CONTRACTS — At June 30, 2014, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA(Proceeds Receivable: $975,938)	3.000%	TBA-30yr	07/14/14	$(1,000,000)	$(987,969)

FUTURES CONTRACTS — At June 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	(95)	September 2016	$(23,342,687)	$(37,779)
Eurodollars	(176)	December 2016	(43,131,000)	(116,929)
Eurodollars	(115)	March 2017	(28,121,813)	(40,131)
Eurodollars	(88)	June 2017	(21,475,300)	(19,480)
French 10 Year Government Bonds	(6)	September 2014	(1,154,567)	(8,200)
Italian 10 Year Government Bonds	3	September 2014	518,335	4,212
Japan 10 Year Government Bonds	(8)	September 2014	(11,501,900)	(33,988)
Ultra Long U.S. Treasury Bonds	(50)	September 2014	(7,496,875)	5,054
10 Year German Euro-Bund	15	September 2014	3,019,513	33,301
10 Year U.K. Long Gilt	(30)	September 2014	(5,643,512)	(4,717)
20 Year U.S. Treasury Bonds	20	September 2014	2,743,750	9,769
2 Year U.S. Treasury Notes	225	September 2014	49,408,594	(34,255)
5 Year U.S. Treasury Notes	226	September 2014	26,998,172	(31,398)
10 Year U.S. Treasury Notes	(27)	September 2014	(3,379,641)	(21,052)

TOTAL				$(295,593)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2014, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

			Rates Exchanged
Counterparty	Notional Amount (000s)	Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Barclays Bank PLC	KRW 126,360	05/10/23	3 month KWCDC	2.735%	$2,171
	141,900	05/20/23	3 month KWCDC	2.830	1,401
	141,900	05/20/23	3 month KWCDC	2.840	1,290
Deutsche Bank Securities, Inc.	141,880	05/15/23	3 month KWCDC	2.815	1,557

TOTAL					$6,419

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$5,400	09/17/16	3 month LIBOR	1.000%	$(26,347)	$(5,033)
	1,300	02/01/17	3 month LIBOR	1.625	(256)	(2,180)
GBP	1,060	03/05/17	6 month GBP	1.660	994	6,815
JPY	193,070	02/12/19	6 month JYOR	0.420	(458)	(7,127)
EUR	1,300	09/17/19	1.500%	6 month EURO	53,875	16,574
GBP	1,060	09/17/19	2.250	6 month GBP	2,790	(5,823)
	$6,630	09/17/19	3 month LIBOR	2.250	(100,161)	(37,748)
SEK	8,430	09/17/19	3 month STIBOR	1.750	(11,686)	(9,092)
NZD	2,220	09/17/19	4.500	3 month NZDOR	(779)	(12,952)
AUD	1,240	09/17/19	6 month AUDOR	3.750	(12,259)	(4,193)
GBP	1,160	02/05/21	2.840	6 month GBP	(1,118)	(176)
	$6,700	09/17/21	3 month LIBOR	2.750	(155,397)	(56,550)
JPY	271,790	02/12/22	1.080	6 month JYOR	674	17,429
GBP	1,490	03/05/22	2.780	6 month GBP	(9,247)	14,985
	$3,800	01/30/24	4.252	3 month LIBOR	50,815	55,686
	610	03/20/24	4.250	3 month LIBOR	7,522	8,782
GBP	400	03/20/24	6 month GBP	3.750	(5,546)	(3,578)
	$210	04/04/24	4.000	3 month LIBOR	(1,085)	4,391
	4,390	09/17/24	3 month LIBOR	3.250	(177,825)	(43,073)
AUD	420	09/17/24	4.500	6 month AUDOR	11,166	3,071
NZD	380	09/17/24	5.000	3 month NZDOR	2,166	(541)
JPY	421,160	09/17/24	6 month JYOR	0.750	14,940	(20,714)
	215,700	02/14/25	6 month JYOR	1.720	189	(14,053)
GBP	950	03/05/25	6 month GBP	3.100	9,588	(25,348)
JPY	341,000	05/09/25	6 month JYOR	1.650	46,418	(56,933)
	$4,900	03/10/26	3.170	3 month LIBOR	(355,208)	326,974
JPY	209,000	05/09/27	1.880	6 month JYOR	(41,691)	55,627
	$11,000	09/17/29	3 month LIBOR	3.750	(801,727)	(135,290)
GBP	740	02/05/36	6 month GBP	3.500	6,401	(18,018)
	$1,300	01/30/39	3 month LIBOR	4.370	(49,571)	(42,843)

TOTAL					$(1,542,823)	$9,069

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2014.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

					Market Value
Referenced Obligation	Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2014(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Sold:
CDX North America Investment Grade Index 21	$3,625	1.000%	12/20/18	0.506%	$79,442	$(514)

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$194,112,208

Gross unrealized gain	2,226,577
Gross unrealized loss	(692,624)

Net unrealized security gain	$1,533,953

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”)(“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Funds’ NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2014:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$253,283,791	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	117,111,148	1,702,905	—
Asset-Backed Securities	—	68,871,604	—
Foreign Debt Obligations	—	1,095,809	—
Government Guarantee Obligations	—	24,446,690	—
Short-term Investments	—	74,900,000	—
Total	$117,111,148	$424,300,799	$—

Derivative Type
Assets(a)
Futures Contracts	$106,506	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$227,255,850	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	217,863,612	47,341,006	—
Asset-Backed Securities	—	17,227,728	—
Municipal Debt Obligation	—	2,614,220	—
Government Guarantee Obligations	—	7,784,321	—
Short-term Investments	—	32,300,000	—
Total	$217,863,612	$334,523,125	$—

Derivative Type
Assets
Options Purchased	$—	$550,144	$—
Futures Contracts(a)	18,731	—	—
Interest Rate Swap Contracts(a)	—	328,734	—
Total	$18,731	$878,878	$—
Liabilities(a)
Futures Contracts	$(645,430)	$—	$—
Interest Rate Swap Contracts	—	(369,926)	—
Total	$(645,430)	$(369,926)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$796,248	$—
Mortgage-Backed Obligations	—	159,757,947	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	23,275,114	39,998,400	—
Asset-Backed Securities	—	131,183,029	—
Government Guarantee Obligations	—	21,846,652	—
Short-term Investments	—	34,100,000	—
Total	$23,275,114	$387,682,276	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(3,951,875)	$—

Derivative Type
Assets
Options Purchased	$—	$2,391,624	$—
Futures Contracts(a)	148,001	—	—
Interest Rate Swap Contracts(a)	—	573,540	—
Total	$148,001	$2,965,164	$—
Liabilities(a)
Futures Contracts	$(50,936)	$—	$—
Interest Rate Swap Contracts	—	(776,274)	—
Total	$(50,936)	$(776,274)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$154,845,911	$—	$—
Short-term Investments	—	500,000	—
Total	$154,845,911	$500,000	$—

Derivative Type
Assets
Options Purchased	$—	$284,496	$—
Futures Contracts(a)	29,966	—	—
Interest Rate Swap Contracts(a)	—	482,156	—
Total	$29,966	$766,652	$—
Liabilities(a)
Futures Contracts	$(245,618)	$—	$—
Interest Rate Swap Contracts	—	(428,203)	—
Total	$(245,618)	$(428,203)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS LIMITED MATURITY OBLIGATION

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$1,609,083	$—
Municipal Debt Obligations	—	3,913,231	—
Short-term Investments	—	4,479,652	—
Total	$—	$10,001,966	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$620,671,356	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	306,596,597	421,935,523	—
Government Guarantee Obligation	—	19,324,125	—
Short-term Investments	—	10,300,000	—
Total	$306,596,597	$1,072,231,004	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(34,578,908)	$—

Derivative Type
Assets
Options Purchased	$—	$4,287,162	$—
Futures Contracts(a)	21,556	—	—
Interest Rate Swap Contracts(a)	—	2,513,137	—
Total	$21,556	$6,800,299	$—
Liabilities(a)
Futures Contracts	$(1,386,985)	$—	$—
Interest Rate Swap Contracts	—	(3,631,421)	—
Total	$(1,386,985)	$(3,631,421)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$90,068,885	$—
Mortgage-Backed Obligations	—	28,229,897	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	16,388,011	1,357,213	—
Asset-Backed Securities	—	32,348,643	—
Foreign Debt Obligations	—	3,997,531	—
Municipal Debt Obligations	—	3,305,678	—
Short-term Investments	—	18,500,000	—
Total	$16,388,011	$177,807,847	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(987,969)	$—

Derivative Type
Assets
Options Purchased	$—	$1,450,303	$—
Forward Foreign Currency Exchange Contracts(a)	—	113,327	—
Futures Contracts(a)	52,336	—	—
Interest Rate Swap Contracts(a)	—	516,753	—
Total	$52,336	$2,080,383	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(282,636)	$—
Futures Contracts	(347,929)	—	—
Interest Rate Swap Contracts	—	(501,265)	—
Credit Default Swap Contracts	—	(514)	—
Total	$(347,929)	$(784,415)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2014, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2014, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Enhanced Income	$74,900,000	$74,900,213	$76,942,445
Government Income	32,300,000	32,300,092	33,180,787
High Quality Floating Rate	34,100,000	34,100,097	35,029,872
Inflation Protected Securities	500,000	500,001	513,634
Short Duration Government	10,300,000	10,300,029	10,580,870
Short Duration Income	18,500,000	18,500,053	19,004,476

REPURCHASE AGREEMENTS — At June 30, 2014, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Enhanced Income	Government Income	High Quality Floating Rate	Inflation Protected Securities	Short Duration Government	Short Duration Income
BNP Paribas Securities Co.	0.110%	$4,075,525	$1,757,536	$1,855,479	$27,206	$560,453	$1,006,638
Citigroup Global Markets, Inc.	0.100	9,365,557	4,038,818	4,263,892	62,520	1,287,920	2,313,255
Merrill Lynch & Co., Inc.	0.100	12,226,575	5,272,609	5,566,438	81,619	1,681,358	3,019,915
TD Securities (USA) LLC	0.100	13,585,084	5,858,454	6,184,931	90,688	1,868,176	3,355,461
TD Securities (USA) LLC	0.110	13,585,084	5,858,454	6,184,931	90,688	1,868,176	3,355,461
Wells Fargo Securities LLC	0.100	22,062,175	9,514,129	10,044,329	147,279	3,033,917	5,449,270
TOTAL		$74,900,000	$32,300,000	$34,100,000	$500,000	$10,300,000	$18,500,000

At June 30, 2014, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.126% to 1.460%	12/10/15 to 11/21/18
Federal Home Loan Bank	2.875	06/14/24
Federal Home Loan Mortgage Corp.	0.500 to 6.500	04/17/15 to 06/01/44
Federal National Mortgage Association	0.875 to 6.500	04/01/15 to 07/01/44
Government National Mortgage Association	2.500 to 6.500	05/20/27 to 06/15/44
United States Treasury Bonds	3.625 to 4.750	02/15/41 to 08/15/43
United States Treasury Notes	0.250 to 2.625	08/31/14 to 04/30/21

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Redemptions Risk — The Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include the Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date August 26, 2014

*	Print the name and title of each signing officer under his or her signature.